Annual Report - Financial Statements

T. ROWE  PRICE

TOTAL EQUITY MARKET
INDEX FUND
DECEMBER 31, 2000

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

--------------------
FINANCIAL HIGHLIGHTS              For a share outstanding throughout each period
--------------------------------------------------------------------------------

                                                    Year             1/30/98
                                                   Ended             Through
                                                12/31/00  12/31/99  12/31/98
--------------------------------------------------------------------------------
NET ASSET VALUE
Beginning of period                             $  14.77  $  12.19  $  10.00
Investment activities
   Net investment income (loss)                     0.12      0.12      0.11
   Net realized and unrealized gain (loss)         (1.64)     2.69      2.20
   Total from investment activities                (1.52)     2.81      2.31
Distributions
   Net investment income                           (0.11)    (0.11)    (0.12)
   Net realized gain                               (0.12)    (0.12)     -
   Total distributions                             (0.23)    (0.23)    (0.12)
NET ASSET VALUE
End of period                                   $  13.02  $  14.77  $  12.19
                                                ----------------------------

Ratios/Supplemental Data
Total return*                                     (10.33)%   23.25%    23.19%
Ratio of total expenses to average net assets       0.40%     0.40%     0.40%+
Ratio of net investment income (loss) to
average net assets                                  0.85%     0.98%     1.33%+
Portfolio turnover rate                              7.6%      3.2%      1.9%+
Net assets, end of period (in thousands)        $206,058  $199,427  $ 61,210

* Total return reflects the rate that an investor would have earned on an investment in the fund during the period, assuming reinvestment of all distributions and payment of no redemption or account fees.

+    Annualized

The accompanying notes are an integral part of these financial statements.

2
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T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------
                                                               December 31, 2000


-----------------------
STATEMENT OF NET ASSETS                              Shares/Par          Value
--------------------------------------------------------------------------------
                                                                  In thousands
COMMON STOCKS 98.1%

BASIC MATERIALS 3.0%

Chemicals 1.7%

Du Pont                                                  14,109      $     682
3M                                                        5,300            639
Dow Chemical                                              9,000            330
Air Products and Chemicals                                3,200            131
PPG Industries                                            2,500            116
Rohm & Haas                                               3,100            113
Union Carbide                                             1,800             97
Praxair                                                   2,100             93
Ecolab                                                    2,100             91
Avery Dennison                                            1,500             82
NL Industries                                             2,700             65
Vulcan Materials                                          1,300             62
Sigma Aldrich                                             1,500             59
Eastman Chemical                                          1,200             58
Sherwin-Williams                                          2,200             58
Goodyear Tire & Rubber                                    2,000             46
Engelhard                                                 2,100             43
Great Lakes Chemical                                      1,100             41
Ashland                                                   1,100             39
Lyondell Chemical                                         2,400             37
Sealed Air *                                              1,200             37
FMC *                                                       500             36
Hercules                                                  1,700             32
Cytec Industries *                                          800             32
SurModics *                                                 800             30
Apogent Technologies *                                    1,400             29
Cabot                                                     1,000             26
Lubrizol                                                  1,000             26
Ionics *                                                    900             25
Solutia                                                   2,100             25
H.B. Fuller                                                 600             24
Hawkins Chemical                                          2,800             24
IMC Global                                                1,500             23


3
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T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                   Shares/Par            Value
--------------------------------------------------------------------------------
                                                                  In thousands

Valspar                                                     700      $      22
Crompton                                                  1,900             20
Millennium Chemicals                                      1,100             20
ATMI *                                                    1,000             19
Ameron International                                        500             19
Cambrex                                                     400             18
Airgas *                                                  2,600             18
RPM                                                       1,900             16
Ivex Packaging *                                          1,200             13
A. Schulman                                               1,000             11
Owens-Illinois *                                          2,000             11
International Specialty Products *                        1,700             11
OMNOVA Solutions                                          1,800             11
Arch Chemicals                                              600             11
Myers Industries                                            660             10
SPARTECH                                                    400              8
Terra Nitrogen Com L.P.                                     900              8
MacDermid                                                   400              8
Uniroyal Technology *                                       600              4
W. R. Grace *                                             1,000              3
TETRA Technologies *                                        200              3
Tenneco Automotive                                          440              1
                                                                     ---------
                                                                         3,516
                                                                     ---------
Forest Products and Paper Products 0.8%
Kimberly-Clark                                            7,400            523
International Paper                                       6,784            277
Weyerhaeuser                                              3,000            152
Georgia-Pacific                                           3,240            101
Willamette Industries                                     1,700             80
Smurfit-Stone Container *                                 2,990             45
Temple-Inland                                               800             43
Westvaco                                                  1,400             41
Mead                                                      1,300             41
Bowater                                                     700             39
Pactiv *                                                  2,500             31
Georgia-Pacific (Timber Group)                            1,000             30
Sonoco Products                                           1,300             28
Baltek *                                                  3,700             27


             4
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T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                     Shares/Par          Value
--------------------------------------------------------------------------------
                                                                  In thousands

Boise Cascade                                               800      $      27
Bemis                                                       700             23
Packaging Corp. of America *                              1,400             23
Buckeye Technologies *                                    1,600             22
Chesapeake                                                1,000             21
United Stationers *                                         800             20
Caraustar Industries                                      1,900             18
Universal Forest Products                                 1,300             17
Potlatch                                                    500             17
Schweitzer-Mauduit                                          800             15
Louisiana Pacific                                         1,400             14
FiberMark *                                               1,000              8
Badger Paper Mills *                                      2,600              7
                                                                     ---------
                                                                         1,690
                                                                     ---------
Gold 0.0%
Newmont Mining                                            3,100             53
Freeport McMoRan Copper Gold (Class B) *                  2,600             22
Homestake Mining                                          3,500             15
                                                                     ---------
                                                                            90
                                                                     ---------
Mining and Metals 0.5%
Alcoa                                                    11,720            393
Phelps Dodge                                              1,028             57
CONSOL Energy                                             1,700             47
Nucor                                                     1,100             44
Ampco Pittsburgh                                          2,500             30
Commercial Metals                                         1,300             29
Ball                                                        600             28
Tremont                                                     700             22
USX-U.S. Steel Group                                      1,200             22
Carpenter Technology                                        600             21
Titanium Metals *                                         3,000             20
Pitt-DesMoines                                              600             20
Stillwater Mining *                                         500             20
Worthington Industries                                    2,400             19
Wolverine Tube *                                          1,600             19
Arch Coal                                                 1,246             17
Allegheny Technologies                                    1,050             17
Crown Cork & Seal                                         1,800             13

5
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T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                     Shares/Par          Value
--------------------------------------------------------------------------------
                                                                  In thousands

AK Steel                                                  1,500      $      13
Ryerson Tull                                                800              7
                                                                     ---------
                                                                           858
                                                                     ---------
Total Basic Materials                                                     6154
                                                                     ---------

BUSINESS SERVICES 1.5%

Advertising 0.3%
Omnicom                                                   2,400            199
Interpublic Group                                         3,600            153
TMP Worldwide *                                           1,100             61
Harte-Hanks                                               2,200             52
True North Communications                                 1,000             43
Valassis Communications *                                 1,100             35
Catalina Marketing *                                        800             31
Lamar Advertising *                                         700             27
ADVO *                                                      500             22
Getty Images *                                              600             19
Grey Advertising                                             30             19
NetCreations *                                              400              3
                                                                     ---------
                                                                           664
                                                                     ---------
Business Services 0.6%

Paychex                                                   5,087            248
IMS Health                                                4,100            111
SEI                                                         600             67
Moody's                                                   2,500             64
BioReliance *                                             4,200             55
A.C. Nielson *                                            1,100             40
Ceridian *                                                1,900             38
R.H. Donnelley *                                          1,440             35
Viad                                                      1,400             32
Quintiles Transnational *                                 1,500             31
Dun & Bradstreet *                                        1,100             28
ProBusiness Services *                                    1,000             27
PMC Capital                                               3,300             26
SBA Communcations *                                         600             25
Corporate Executive Board *                                 600             24
Bell & Howell *                                           1,400             23


6
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T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                     Shares/Par          Value
--------------------------------------------------------------------------------
                                                                  In thousands

West TeleServices *                                         800      $      23
Tetra Tech *                                                700             22
National Data                                               600             22
Professional Detailing *                                    200             21
Abington Bancorp                                          1,900             21
Sotheby's (Class A) *                                       800             19
Wireless Facilities *                                       500             18
Maximus *                                                   500             17
ICT Group *                                               1,600             15
F. Y. I. *                                                  400             15
TeleTech Holdings *                                         800             15
Sylvan Learning Systems *                                   868             13
Sangamo BioSciences *                                       600             12
Thomas Group *                                            2,100             10
The Profit Recovery Group International *                 1,500             10
DiamondCluster International *                              300              9
Key3Media Group*                                            700              9
CorrPro Companies *                                       2,900              9
Startek *                                                   500              8
Exelixis *                                                  500              7
Staff Leasing *                                           2,100              6
Zamba *                                                   2,100              6
Student Advantage *                                       1,400              6
eLoyalty *                                                  800              5
i3 Mobile *                                               1,100              4
Navigant Consulting *                                     1,000              4
Ventiv Health *                                             266              3
Metricom *                                                  300              3
MarchFirst *                                              1,751              3
Source Information Management *                             600              2
Braun Consulting *                                          400              1
Modem Media Poppe Tyson *                                   400              1
iBEAM Broadcasting *                                      1,000              1
                                                                     ---------
                                                                         1,214
                                                                     ---------
Environmental Services 0.2%

Waste Management                                          8,360            232
Allied Waste Industries *                                 3,860             56


7
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T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                     Shares/Par          Value
--------------------------------------------------------------------------------
                                                                  In thousands

Republic Services (Class A) *                             2,300      $      40
Ogden *                                                   1,900             29
                                                                     ---------
                                                                           357
                                                                     ---------
Industrial Services 0.4%

Cintas                                                    2,100            112
Robert Half International *                               2,500             66
Manpower                                                  1,700             65
Devry *                                                   1,600             60
Apollo Group (Class A) *                                  1,100             54
Dollar Thrifty Auto Group *                               2,600             49
ServiceMaster                                             4,000             46
Ryder System                                              2,300             38
Edison Schools *                                          1,200             38
GATX                                                        700             35
Autonation *                                              5,700             34
Avis Group *                                                800             26
Heidrick & Struggles International *                        600             25
Learning Tree International *                               500             25
Rollins                                                   1,200             24
Apria Healthcare *                                          800             24
Copart *                                                  1,100             24
Gentiva Health Services *                                 1,475             20
Korn/Ferry *                                                900             19
Hertz                                                       500             17
Central Parking                                             800             16
RemedyTemp (Class A) *                                    1,900             15
Wackenhut Corrections *                                   2,000             15
Spherion *                                                1,200             13
United Rentals *                                            900             12
Modis Professional Services *                             1,400              6
Frontline Capital Group *                                   400              5
NationsRent *                                             2,800              4
ANC Rental *                                                762              3
                                                                     ---------
                                                                           890
                                                                     ---------
Total Business Services                                                  3,125
                                                                     ---------

8
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T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                     Shares/Par          Value
--------------------------------------------------------------------------------
                                                                  In thousands

CONSUMER DISCRETIONARY 4.9%

Entertainment 1.1%

Viacom (Class B) *                                       21,258      $     994
Disney                                                   28,600            828
Carnival (Class A)                                        8,600            265
Royal Caribbean Cruises                                   3,100             82
Metro Goldwyn Mayer *                                     3,500             57
Cedar Fair L. P. *                                        1,900             35
Pixar *                                                     600             18
Six Flags *                                                 700             12
GC Companies *                                            1,100              2
VDI MultiMedia *                                            600              2
                                                                     ---------
                                                                         2,295
                                                                     ---------
Hotels 0.3%

Marriott (Class A)                                        3,600            152
Starwood Hotels & Resorts Worldwide, REIT                 3,300            116
MGM Grand                                                 2,600             73
Park Place Entertainment *                                5,100             61
Harrah's Entertainment *                                  2,300             61
Hilton                                                    5,472             57
Argosy Gaming *                                           1,300             25
GTECH *                                                   1,000             21
John Q. Hammons Hotels (Class A) *                        1,600             10
                                                                     ---------
                                                                           576
                                                                     ---------
Leisure 0.4%

Harley-Davidson                                           4,300            171
Eastman Kodak                                             4,300            169
Mattel                                                    5,700             82
International Game Technology *                           1,000             48
Polaris Industries                                        1,200             48
Callaway Golf                                             2,300             43
WMS Industries *                                          1,700             34
International Speedway (Class A)                            800             31
Hasbro                                                    2,700             29
Brunswick                                                 1,400             23
SCP Pool *                                                  750             22
Harman International                                        600             22


9
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T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                     Shares/Par          Value
--------------------------------------------------------------------------------
                                                                  In thousands

Rawlings Sporting Goods *                                 2,900      $      15
Speedway Motorsports *                                      600             14
Concord Camera *                                            800             13
Arctic Cat                                                  400              5
Action Performance COS *                                  1,300              3
                                                                     ---------
                                                                           772
                                                                     ---------
Media 2.1%

Time Warner                                              18,400            961
Comcast (Class A Special) *                              12,580            525
Clear Channel Communications *                            8,021            389
Cox Communications (Class A) *                            8,000            373
GM (Class H) *                                           10,192            234
Gannett                                                   3,700            233
Tribune                                                   4,422            187
Infinity Broadcasting (Class A) *                         5,575            156
Cablevision Systems (Class A) *                           1,600            136
Univision Communications *                                2,600            106
Washington Post (Class B)                                   140             86
Adelphia Communications *                                 1,634             84
USA Networks *                                            4,300             84
Scripps                                                   1,100             69
EchoStar Communications (Class A) *                       3,000             68
Charter Communications (Class A) *                        2,300             52
BHC Communications (Class A)                                400             52
Fox Entertainment Group (Class A) *                       2,300             41
Mediacom Communications (Class A) *                       2,200             38
Hispanic Broadcasting *                                   1,400             36
Insight Communications *                                  1,500             35
A.H. Belo (Class A)                                       2,200             35
Meredith                                                  1,000             32
Entravision Communications *                              1,700             31
Westwood One *                                            1,600             31
Chris-Craft                                                 415             28
Sirius Satellite Radio *                                    900             27
Young Broadcasting (Class A) *                              700             23
United Television                                           200             23
Loral Space & Communications *                            6,800             22
Paxson Communications *                                   1,800             22

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                     Shares/Par          Value
--------------------------------------------------------------------------------
                                                                  In thousands

Entercom Communications *                                   600      $      21
Emmis Broadcasting (Class A) *                              600             17
Pegasus Communications *                                    600             15
Unitedglobalcom *                                         1,000             14
Liberty Satellite *                                       4,100             13
Price Communications *                                      762             13
XM Satellite Radio Holdings *                               800             13
Media General                                               300             11
Regent Communications *                                   1,700             10
Citadel Communications *                                    700              8
Spanish Broadcasting *                                    1,300              7
TiVo *                                                    1,200              7
Motient *                                                   800              3
Granite Broadcasting *                                    2,400              2
Cumulus Media *                                             600              2
Liberty Digital *                                           300              2
                                                                     ---------
                                                                          4377
                                                                     ---------
Publishing 0.4%

McGraw-Hill                                               2,600            153
New York Times (Class A)                                  2,200             88
Dow Jones                                                 1,400             79
Harcourt General                                          1,300             74
Reader's Digest (Class A)                                 1,700             67
Hollinger (Class A) International                         3,400             54
Knight-Ridder                                               900             51
R.R. Donnelley                                            1,800             49
Scholastic *                                                500             44
PRIMEDIA *                                                3,300             39
Reynolds & Reynolds                                       1,500             30
Deluxe                                                    1,100             28
Topps *                                                   2,100             19
McClatchy (Class A)                                         500             21
Penton Media                                                600             16
Franklin Covey *                                          2,100             16
John H. Harland                                           1,100             16
American Greetings (Class A)                              1,200             11
New England Business Service                                400              7
TST/Impreso *                                             1,300              3
                                                                     ---------
                                                                           865
                                                                     ---------

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                     Shares/Par          Value
--------------------------------------------------------------------------------
                                                                  In thousands

Restaurants 0.6%

McDonald's                                               19,000      $     646
Starbucks *                                               2,700            119
Tricon Global Restaurants *                               2,400             79
Wendys                                                    2,100             55
Brinker *                                                 1,300             55
Darden Restaurants                                        2,100             48
Bob Evans Farms                                           2,000             43
Applebee's                                                1,100             35
Papa John's International *                               1,300             29
Outback Steakhouse *                                      1,000             26
PF Chang's China Bistro *                                   500             16
                                                                     ---------
                                                                         1,151
                                                                     ---------
Total Consumer Discretionary                                            10,036
                                                                     ---------

CONSUMER NONDURABLES 5.9%

Alcohol 0.4%
Anheuser-Busch                                           12,200            555
Brown-Forman (Class B)                                      900             60
Constellation Brands *                                      800             47
Adolph Coors (Class B)                                      500             40
Robert Mondavi (Class A) *                                  700             38
Todhunter International *                                 1,500             10
                                                                     ---------
                                                                           750
                                                                     ---------
Apparel and Textiles 0.4%

Sara Lee                                                 11,700            287
NIKE (Class B)                                            3,600            201
V.F.                                                      1,800             65
Jones Apparel Group *                                     1,600             51
Columbia Sportswear *                                       800             40
Liz Claiborne                                               900             37
Timberland *                                                500             33
Kellwood                                                  1,500             32
Reebok *                                                    900             25
Polo Ralph Lauren *                                       1,100             25
bebe stores *                                               700             15
Russell                                                     900             14

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                     Shares/Par          Value
--------------------------------------------------------------------------------
                                                                  In thousands

Rocky Shoes & Boots *                                     3,300      $      13
Unifi *                                                   1,300             12
K-Swiss (Class A)                                           400             10
Polymer Group                                             1,600              9
WestPoint Stevens                                         1,100              8
Warnaco Group (Class A)                                   1,800              3
                                                                     ---------
                                                                           880
                                                                     ---------
Beverages 1.5%

Coca-Cola                                                34,700          2,115
PepsiCo                                                  20,100            996
Triarc Companies *                                          900             22
                                                                     ---------
                                                                         3,133
                                                                     ---------
Food 1.3%

Sysco                                                     9,400            282
Heinz                                                     4,900            232
ConAgra                                                   8,608            224
Quaker Oats                                               2,100            205
Campbell                                                  5,300            184
General Mills                                             4,100            183
Kellogg                                                   5,800            152
Wrigley                                                   1,500            144
Archer-Daniels-Midland                                    8,536            128
Hershey Foods                                             1,900            122
Coca-Cola Enterprises                                     6,300            120
Pepsi Bottling Group                                      2,200             88
IBP                                                       1,900             51
Whitman                                                   2,900             48
McCormick                                                 1,200             43
Keebler Foods                                             1,000             41
Tyson Foods (Class A)                                     3,200             41
Hormel Foods                                              2,000             37
Smithfield Foods *                                        1,200             36
Flowers Industries                                        2,200             35
Corn Products International                               1,100             32
Hain Celestial Group *                                      800             26
Supervalu                                                 1,800             25
Sensient Technologies                                       800             18
Ralcorp Holdings *                                        1,100             18

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                     Shares/Par          Value
--------------------------------------------------------------------------------
                                                                  In thousands

Agribrands International *                                  300      $      16
Dean Foods                                                  500             15
Fresh Del Monte Produce *                                 3,300             15
Del Monte Foods *                                         1,900             14
American Italian Pasta *                                    500             13
International Multifoods                                    600             12
United Natural Foods *                                      700             12
Interstate Bakeries                                         800             11
Aurora Foods *                                            1,600              4
                                                                     ---------
                                                                          2627
                                                                     ---------
Home Products 1.6%

Procter & Gamble                                         18,000          1,412
Colgate-Palmolive                                         7,900            510
Gillette                                                 14,100            509
Avon                                                      3,100            148
Clorox                                                    3,500            124
Ralston Purina                                            4,300            112
Newell Rubbermaid                                         3,976             91
Fortune Brands                                            2,300             69
Estee Lauder                                              1,400             61
Alberto Culver (Class B)                                  1,200             51
Tupperware                                                2,100             43
Block Drug (Class A)                                        733             39
Carter-Wallace                                            1,000             33
International Flavors & Fragrances                        1,300             26
Energizer *                                               1,200             26
National Service Industries                                 800             21
Playtex Products *                                        2,100             20
Lancaster Colony                                            700             19
Dial                                                      1,200             13
Allou Health & Beauty *                                   2,300              8
Revlon (Class A) *                                        1,300              7
Dixon Ticonderoga *                                       1,700              5
                                                                     ---------
                                                                         3,347
                                                                     ---------
Tobacco 0.7%

Philip Morris                                            30,600          1,347
R.J. Reynolds Tobacco                                     1,333             65
UST                                                       2,000             56

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                     Shares/Par          Value
--------------------------------------------------------------------------------
                                                                  In thousands

Vector Group                                              1,653      $      26
DiMon                                                     4,200             23
Universal                                                   400             14
                                                                     ---------
                                                                         1,531
                                                                     ---------
Total Consumer Nondurables                                              12,268
                                                                     ---------

DURABLE GOODS 2.8%

Construction & Real Property 0.4%

Masco                                                     6,600            170
D.R. Horton                                               2,180             53
Centex                                                    1,200             45
Dal-Tile International *                                  2,700             38
Catellus Development *                                    2,000             35
Kaufman & Broad                                           1,000             34
Lennar                                                      900             33
Martin Marietta Materials                                   600             25
Pulte                                                       600             25
NVR *                                                       200             25
Johns Manville                                            1,900             25
Quanta Services *                                           750             24
Insituform Technologies (Class A) *                         600             24
Clayton Homes                                             2,000             23
Walter Industries                                         2,900             22
Trendwest Resorts *                                         800             21
Lafarge                                                     900             21
Granite Construction                                        700             20
Forest City Enterprises                                     500             20
Trammell Crow *                                           1,400             19
Jacobs Engineering Group *                                  400             18
USG                                                         800             18
Mastec *                                                    650             13
Massey Energy                                             1,000             13
Syntroleum *                                                700             12
Skyline, REIT                                               600             11
Encompass Services *                                        779              4
Owens Corning                                             2,300              2
Armstrong World                                             500              1
Huttig Building Products *                                  244              1
                                                                     ---------
                                                                           795
                                                                     ---------

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                     Shares/Par          Value
--------------------------------------------------------------------------------
                                                                  In thousands

Consumer Durables 0.8%

Pharmacia                                                17,900      $   1,092
Black & Decker                                            1,600             63
Leggett & Platt                                           2,900             55
Maytag                                                    1,400             45
Whirlpool                                                   900             43
Shaw Industries                                           2,200             42
HON Industries                                            1,500             38
Herman Miller                                             1,000             29
Mohawk Industries *                                       1,000             27
U.S. Industries                                           2,900             23
Blyth Industries                                            900             22
Interface (Class A)                                       2,200             19
Stanley Furniture *                                         700             17
Water Pik Tech *                                          1,005              7
Actuant                                                     600              2
                                                                     ---------
                                                                         1,524
                                                                     ---------

Equity REIT 0.9%

Equity Office Properties, REIT                            4,466            146
Equity Residential Properties Trust, REIT                 2,000            111
Vornado Realty Trust, REIT                                1,700             65
ProLogis Trust, REIT                                      2,900             64
Archstone Communities Trust, REIT                         2,400             62
Avalonbay Communities, REIT                               1,207             60
Simon Property Group, REIT                                2,500             60
Spieker Properties, REIT                                  1,100             55
Apartment Investment & Management, REIT                   1,100             55
Public Storage, REIT                                      2,200             53
Crescent Real Estate Equities, REIT                       2,400             53
Kimco Realty, REIT                                        1,200             53
Host Marriott                                             3,700             48
Camden Property Trust, REIT                               1,400             47
Duke-Weeks Realty, REIT                                   1,800             44
AMB Property, REIT                                        1,700             44
Boston Properties, REIT                                   1,000             43
Chateau Communities, REIT                                 1,400             43
Health Care Property Investors                            1,400             42
General Growth Properties, REIT                           1,100             40

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                     Shares/Par          Value
--------------------------------------------------------------------------------
                                                                  In thousands

Brandywine Reality Trust                                  1,900      $      39
Rouse, REIT                                               1,500             38
Arden Realty, REIT                                        1,500             38
Felcor Suite Hotels, REIT                                 1,548             37
IndyMac Mortgage Holding *                                1,200             35
Manufactured Home Communities, REIT                       1,100             32
Hospitality Properties Trust, REIT                        1,400             32
CarrAmerica Realty, REIT                                  1,000             31
Developers Diversified Realty, REIT                       2,300             31
iStar Financial                                           1,517             30
Highwoods Properties, REIT                                1,200             30
Liberty Property Trust, REIT                              1,000             29
Mack-Cali Realty, REIT                                    1,000             29
Franchise Finance                                         1,200             28
New Plan Excel Realty                                     2,100             28
Federal Realty Investment Trust, REIT                     1,400             27
Cousins Properties, REIT                                    950             26
Bre Properties                                              800             25
First Industrial Realty                                     700             24
Parkway Properties, REIT                                    800             24
CBL & Associates Properties, REIT                           900             23
Post Properties, REIT                                       600             22
Nationwide Health Properties, REIT                        1,700             22
Mission West Properties                                   1,300             18
Kilroy Realty, REIT                                         600             17
Storage USA, REIT                                           500             16
JP Realty, REIT                                             700             11
Pinnacle Holdings *                                         700              6
Corrections Corp of America *                             4,703              2
                                                                     ---------
                                                                         1,938
                                                                     ---------
Motor Vehicles & Parts 0.7%

Ford Motor                                               26,261            616
GM                                                        7,752            395
Delphi Automotive Systems                                 9,114            103
PACCAR                                                    1,300             64
Johnson Controls                                          1,200             62
Lear *                                                    1,600             40
Dana                                                      2,100             32

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                     Shares/Par          Value
--------------------------------------------------------------------------------
                                                                  In thousands

Visteon                                                   2,186      $      25
Gentex *                                                  1,300             24
Cooper Tire                                               2,000             21
Navistar *                                                  800             21
Modine Manufacturing                                      1,000             21
Arvinmeritor                                              1,000             11
Tower Automotive *                                        1,200             11
Winnebago                                                   600             11
Shiloh Industries *                                       2,400              7
Hayes Lemmerz International *                             1,100              7
Federal-Mogul                                             1,000              2
                                                                     ---------
                                                                         1,473
                                                                     ---------
Total Durable Goods                                                      5,730
                                                                     ---------

ENERGY 5.9%

Energy Reserves & Production 4.1%

Exxon Mobil                                              48,581          4,224
Enron                                                    10,400            865
Chevron                                                   9,000            760
Williams Companies                                        6,200            248
Anadarko Petroleum                                        3,329            237
El Paso Energy                                            3,100            222
Phillips Petroleum                                        3,700            210
Burlington Resources                                      3,300            167
Unocal                                                    3,600            139
Occidental Petroleum                                      5,700            138
Apache                                                    1,700            119
Devon Energy                                              1,950            119
EOG Resources                                             2,000            109
Amerada Hess                                              1,400            102
Kerr-McGee                                                1,479             99
Tosco                                                     2,400             81
Mitchell Energy & Development (Class A)                   1,000             61
Belco Oil & Gas *                                         4,900             61
Ocean Energy *                                            2,700             47
Stone Energy *                                              600             39
Spinnaker Exploration *                                     900             38

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                      Shares/Par         Value
--------------------------------------------------------------------------------
                                                                  In thousands

Noble Affiliates                                             800     $      37
Murphy Oil                                                   600            36
Pogo Producing                                             1,000            31
Westport Resources *                                       1,300            29
Barrett Resources *                                          500            28
Cross Timbers Oil                                          1,000            28
Louis Dreyfuss Natural Gas *                                 600            28
Newfield Exploration *                                       600            28
Vintage Petroleum                                          1,200            26
Chesapeake Energy *                                        2,308            23
Forest Oil *                                                 600            22
Quicksilver Resources *                                    1,800            17
EEX *                                                      3,533            17
Veritas DGC *                                                500            16
BP Prudhoe Bay Royalty Trust                               1,200            15
Southwestern Energy                                        1,400            15
Nuevo Energy *                                               800            14
                                                                     ---------
                                                                         8,495
                                                                     ---------
Oil Refining 0.7%

Texaco                                                     7,800           485
Conoco (Class B)                                           8,337           241
Coastal                                                    2,700           238
USX-Marathon                                               4,400           122
Sunoco Inc                                                 1,100            37
Ultramar Diamond Shamrock                                  1,100            34
Hugoton Royalty Trust                                      2,100            32
Valero Energy                                                800            30
Buckeye Partners *                                         1,000            29
Teppco Partners *                                            900            22
Pennzoil-Quaker State                                      1,700            22
Plains All American Pipeline LP *                          1,000            19
Plains Resources *                                           900            19
Western Gas Resources                                        500            17
                                                                     ---------
                                                                         1,347
                                                                     ---------
Oil Services 1.1%

Schlumberger                                               7,972           637
Halliburton                                                6,400           232
Baker Hughes                                               5,000           208

--------------------------------------------------------------------------------
T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND


                                                     Shares/Par          Value
--------------------------------------------------------------------------------
                                                                  In thousands

Nabors Industries *                                       2,130      $     126
Diamond Offshore Drilling                                 2,200             88
Noble Drilling *                                          1,900             83
Weatherford International *                               1,700             80
BJ Services *                                             1,100             76
ENSCO International                                       2,100             72
Santa Fe International                                    2,200             71
Global Marine *                                           1,900             54
R & B Falcon *                                            2,300             53
Oceaneering International *                               2,700             52
Smith International *                                       700             52
Rowan *                                                   1,900             51
National Oilwell *                                        1,100             43
Varco International *                                     1,853             40
UTI Energy *                                              1,200             39
Grant Prideco *                                           1,700             37
Hanover Compressor *                                        800             36
Cooper Cameron *                                            500             33
Superior Energy *                                         2,400             27
Newpark Resources *                                       2,500             24
Pride International *                                       900             22
Helmerich & Payne                                           500             22
Key Energy Services *                                     1,700             18
Atwood Oceanics *                                           400             17
McDermott International                                   1,500             16
Marine Drilling *                                           400             11
                                                                     ---------
                                                                         2,320
                                                                     ---------
Total Energy                                                            12,162
                                                                     ---------

FINANCIAL 17.7%

Banks 7.5%

Citigroup                                                69,998          3,574
Wells Fargo                                              23,552          1,312
Bank of America                                          22,729          1,043
Chase Manhattan                                          18,100            822
Bank One                                                 16,336            598
Bank of New York                                         10,100            557

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                     Shares/Par          Value
--------------------------------------------------------------------------------
                                                                  In thousands

FleetBoston Financial                                    12,390      $     465
Fifth Third Bancorp                                       6,388            382
J.P. Morgan                                               2,300            381
first Union                                              13,648            380
FirStar                                                  13,972            325
Mellon Financial                                          6,600            325
PNC Financial Services Group                              4,100            300
U.S. Bancorp                                             10,100            295
State Street                                              2,300            286
SunTrust                                                  4,168            263
National City                                             8,740            251
Northern Trust                                            3,000            245
BB&T                                                      6,292            235
KeyCorp                                                   6,600            185
Wachovia                                                  2,700            157
Comerica                                                  2,250            134
Synovus Financial                                         4,000            108
Summit Bancorp                                            2,600             99
Charter One Financial                                     3,408             98
Old Kent Financial                                        2,158             94
SouthTrust                                                2,300             94
National Commerce Bancorporation                          3,750             93
Regions Financial                                         3,300             90
AmSouth                                                   5,467             83
Zions Bancorp                                             1,200             75
M&T Bank                                                  1,100             75
Marshall & Ilsley                                         1,400             71
Union Planters                                            1,900             68
Huntington Bancshares                                     4,166             68
North Fork Bancorporation                                 2,600             64
UnionBancal                                               2,300             55
Popular                                                   2,000             53
First Tennessee National                                  1,700             49
TCF Financial                                             1,100             49
Compass Bancshares                                        2,000             48
Mercantile Bankshares                                     1,100             47
WestAmerica                                               1,000             43

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                     Shares/Par          Value
--------------------------------------------------------------------------------
                                                                  In thousands

Imperial Bancorp                                          1,632      $      43
Silicon Valley Bancshares *                               1,200             41
Commerce Bancorp                                            600             41
BOK Financial *                                           1,878             40
Community Bank System                                     1,600             40
Old National Bancorp                                      1,321             39
AMCORE                                                    1,900             39
Banknorth Group                                           1,800             36
Investor's Financial Services                               400             34
Centura Banks                                               700             34
First Virginia Banks                                        700             34
Commerce Bancshares                                         777             33
First Niagara Financial                                   3,000             33
Community First Bankshares                                1,700             32
FirstMerit                                                1,200             32
Independence Community Bank                               2,000             32
WesBanco                                                  1,300             31
Southwest Bancorp *                                         700             30
Provident Bankshares                                      1,433             30
Cullen/Frost Bankers                                        700             29
Santander Bancorp                                         1,500             29
UMB Financial                                               770             29
Merchants Bancorp                                         1,100             28
Integra Bank                                              1,071             27
Associated Banc                                             900             27
City National                                               700             27
Hibernia (Class A)                                        2,100             27
Banc West                                                 1,000             26
Pacific Capital Bancorp                                     900             25
Wintrust Financial                                        1,600             25
Trustmark                                                 1,200             25
Area Bancshares                                           1,500             25
Wilmington Trust                                            400             25
Valley National Bancorp                                     740             25
Omega Financial                                             900             24
Irwin Financial                                           1,100             23
First Midwest Bancorp                                       800             23
Fulton Financial                                          1,000             23

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                     Shares/Par          Value
--------------------------------------------------------------------------------
                                                                  In thousands

Provident Financial Group                                   600      $      22
Hudson United Bancorp                                     1,070             22
FCNB                                                        800             22
Independent Bank                                          1,100             22
Commercial Federal                                        1,100             21
United Bankshares                                         1,000             21
National City Bancorp                                     1,300             21
Community Bankshares of Indiana                           1,600             21
Susquehanna Bancshares                                    1,200             20
Flushing Financial                                        1,100             20
Sky Financial                                             1,100             18
Pacific Century Financial                                 1,000             18
InterCept Group *                                           600             16
Sterling Financial                                          900             14
                                                                     ---------
                                                                        15,483
                                                                     ---------
Financial Services 2.9%

Fannie Mae                                               13,900          1,206
American Express                                         18,300          1,005
Freddie Mac                                               9,500            654
Marsh & McLennan                                          3,850            450
MBNA                                                     11,950            441
Household International                                   6,313            347
Providian Financial                                       4,100            236
Capital One Financial                                     2,800            184
Concord EFS *                                             2,950            130
USA Education                                             1,900            129
Aon                                                       3,650            125
Cendant *                                                10,400            100
Countrywide Credit                                        1,500             75
H&R Block                                                 1,700             70
The CIT Group (Class A)                                   3,400             68
Equifax                                                   2,100             60
BISYS Group *                                             1,000             52
Express Scripts (Class A) *                                 500             51
Erie Indemnity                                            1,600             48
AmeriCredit *                                             1,600             44
Arthur J. Gallagher                                         600             38
Allied Capital                                            1,700             36

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                     Shares/Par          Value
--------------------------------------------------------------------------------
                                                                  In thousands

Choicepoint *                                               500      $      33
Student Loan                                                600             33
Metris                                                    1,200             32
Medallion Financial                                       1,900             28
Security Capital Group (Class B) *                        1,200             24
Comdisco                                                  2,100             24
Resource America                                          2,025             23
ADVANTA                                                   2,555             23
CorVel *                                                    600             21
CompuCredit *                                             1,100             20
Heller Financial                                            600             18
NCO Group *                                                 600             18
Actrade Financial *                                         800             18
WFS Financial *                                           1,000             18
NOVA *                                                      800             16
UICI *                                                    2,100             13
NextCard *                                                1,100              9
FINOVA Group                                              1,200              1
                                                                     ---------
                                                                         5,921
                                                                     ---------
Life & Health Insurance 1.0%

MetLife                                                  10,000            350
CIGNA                                                     2,400            318
American General                                          3,600            293
Unitedhealth Group                                        4,600            282
AFLAC                                                     3,900            282
Lincoln National                                          2,900            137
UnumProvident                                             3,376             91
Torchmark                                                 2,000             77
Conseco                                                   5,800             76
MONY Group                                                  900             45
Protective Life                                             900             29
Great American Financial Resources                        1,300             25
Presidential Life                                         1,600             24
InterContinental Life *                                   1,400             13
FBL Financial Group                                         632             11
Liberty Financial Companies                                 200              9
                                                                     ---------
                                                                         2,062
                                                                     ---------

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                     Shares/Par          Value
--------------------------------------------------------------------------------
                                                                  In thousands

Property & Casualty Insurance 3.6%

American International Group                             32,434      $   3,197
Berkshire Hathaway (Class A) *                               21          1,491
Allstate                                                 10,900            475
Hartford Financial Services Group                         3,000            212
Chubb                                                     2,400            208
St. Paul Companies                                        3,100            168
Loews                                                     1,500            155
Jefferson Pilot                                           1,600            120
Progressive                                               1,100            114
CNA Financial *                                           2,700            105
MBIA                                                      1,400            104
MGIC Investment                                           1,500            101
AMBAC                                                     1,650             96
Cincinnati Financial                                      2,400             95
SAFECO                                                    2,200             72
White Mountains Insurance Group                             200             64
Old Republic International                                1,900             61
Transatlantic Holdings                                      500             53
Allmerica Financial                                         700             51
Unitrin                                                   1,200             49
Mercury General                                           1,000             44
Professionals Group *                                     1,705             41
PMI Group                                                   600             41
Arch Capital Group *                                      2,700             40
Radian Group                                                500             37
Fidelity National Financial                               1,000             37
American National Insurance                                 500             37
First American Financial                                    900             30
Wesco Financial                                             100             28
American Financial Group                                  1,000             26
Horace Mann Educators                                     1,200             26
Zenith National                                             800             23
Alleghany                                                   100             20
Leucadia National                                           500             18
Baldwin & Lyons (Class B)                                   700             16
21st Century Insurance Group                              1,100             16

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                     Shares/Par          Value
--------------------------------------------------------------------------------
                                                                  In thousands

Medical Assurance                                           924      $      15
SCPIE Holdings                                              600             14
Acceptance Insurance *                                    1,500              8
                                                                     ---------
                                                                         7,508
                                                                     ---------
Securities & Asset Management 2.1%

Morgan Stanley Dean Witter                               15,800          1,252
Merrill Lynch                                            11,100            757
Charles Schwab                                           19,506            553
Lehman Brothers                                           3,500            237
Goldman Sachs Group                                       2,000            214
John Hancock Financial Services                           4,200            158
Franklin Resources                                        3,700            141
Stilwell Financial                                        3,400            134
Alliance Capital *                                        2,600            132
Bear Stearns                                              1,827             93
Eaton Vance                                               1,800             58
Federated Investors (Class B)                             1,950             57
Neuberger Berman                                            700             57
A.G. Edwards                                              1,100             52
LaBranche & Co. *                                         1,500             46
Waddell & Reed Financial (Class A)                        1,151             43
Raymond James Financial                                   1,100             38
Legg Mason                                                  700             38
John Nuveen (Class A)                                       500             29
Affiliated Managers Group *                                 500             27
Phoenix Investment Partners                               1,500             23
American Capital Strategies                                 900             23
Knight Trading Group *                                    1,600             22
Dain Rauscher                                               200             19
Lexington B&L Financial                                   1,600             19
TD Waterhouse Group *                                     1,400             19
Investment Technology Group *                               400             17
AXA ADR                                                     140             10
                                                                     ---------
                                                                         4,268
                                                                     ---------
Thrifts 0.6%

Washington Mutual                                         7,726            410
Golden West Financial                                     2,400            162
Greenpoint Financial                                      1,900             78

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                     Shares/Par          Value
--------------------------------------------------------------------------------
                                                                  In thousands

Golden Sate Bancorp                                       1,900      $      60
Staten Island Bancorp                                     2,500             53
Astoria Financial                                           975             53
Downey Financial                                            800             44
Dime Bancorp                                              1,400             41
FSF Financial                                             2,300             34
Sovereign Bancorp                                         4,020             33
Washington Federal                                        1,030             29
Roslyn Bancorp                                            1,000             27
Waypoint Financial *                                      2,453             27
IBERIABANK                                                1,200             26
People's Bank                                             1,000             26
First Financial Bancorp                                   1,210             20
Capitol Federal Financial                                 1,200             20
St. Francis Capital                                       1,500             20
Webster Financial                                           600             18
F.N.B.                                                      840             18
                                                                     ---------
                                                                         1,199
                                                                     ---------
Total Financial                                                         36,441
                                                                     ---------

HEALTH CARE 13.0%

Drugs 9.3%

Pfizer                                                   88,525          4,072
Merck                                                    32,200          3,015
Bristol-Myers Squibb                                     27,500          2,033
Eli Lilly                                                15,600          1,452
American Home Products                                   18,200          1,157
Schering-Plough                                          20,200          1,146
Amgen *                                                  14,400            921
Cardinal Health                                           3,922            391
Immunex *                                                 7,700            313
Applera-Applied Biosystems *                              2,900            273
Genentech *                                               2,500            204
Allergan                                                  2,000            194
Millennium Pharmaceuticals *                              2,900            179
Forest Laboratories *                                     1,200            159
McKesson HBOC                                             4,151            149

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                     Shares/Par          Value
--------------------------------------------------------------------------------
                                                                  In thousands

ALZA *                                                    3,400      $     144
MedImmune *                                               3,000            143
Biogen *                                                  2,200            132
King Pharmaceuticals *                                    2,367            122
Chiron *                                                  2,700            120
IDEC Pharmaceuticals *                                      600            114
Genzyme *                                                 1,200            108
Human Genome Sciences *                                   1,500            104
IVAX *                                                    2,500             96
Watson Pharmaceuticals *                                  1,600             82
Sepracor *                                                1,000             80
Affymetrix *                                              1,000             74
Enzon *                                                   1,000             62
Abgenix *                                                 1,000             59
Andrx *                                                   1,000             58
Vertex Pharmaceuticals *                                    800             57
Gilead Sciences *                                           660             55
ICOS *                                                    1,000             52
Invitrogen *                                                600             52
Protein Design Labs *                                       600             52
AmeriSource Health *                                        900             45
Mylan Laboratories                                        1,800             45
Medarex *                                                 1,100             45
Transkaryotic Therapies *                                 1,200             44
Medicis Pharmaceutical *                                    700             41
Priority Healthcare (Class B) *                           1,000             41
Inhale Therapeutic Systems *                                800             40
Bergen Brunswig                                           2,500             40
Alpharma (Class A)                                          900             39
Scios Nova *                                              1,700             39
Serologicals *                                            2,550             38
Cephalon *                                                  600             38
Albany Molecular Research *                                 600             37
Barr Laboratories *                                         500             36
Techne *                                                  1,000             36
Applera-Celera Genomics                                   1,000             36
CV Therapeutics *                                           500             35

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                     Shares/Par          Value
--------------------------------------------------------------------------------
                                                                  In thousands

Imclone Systems *                                           800      $      35
ICN Pharmaceuticals                                       1,100             34
Myriad Genetics *                                           400             33
Celgene *                                                 1,000             33
OSI Pharmaceuticals *                                       400             32
Alkermes *                                                  900             28
COR Therapeutics *                                          800             28
Alexion Pharmaceutical *                                    400             26
Corixa *                                                    901             25
Bindley Western Industries                                  600             25
NPS Pharmaceuticals *                                       500             24
Tanox *                                                     600             23
Praecis Pharmaceuticals *                                   800             23
Noven Pharmaceuticals *                                     600             22
Trimeris *                                                  400             22
CuraGen *                                                   800             22
Sicor *                                                   1,500             22
Tularik *                                                   700             21
Regeneron Pharmaceuticals *                                 500             20
Syncor International *                                      500             20
Aviron *                                                    300             20
Incyte Genomics *                                           800             20
Genencor International *                                  1,100             19
InterMune Pharmaceuticals *                                 400             18
Titan Pharmaceuticals *                                     500             18
Neurocrine Biosciences *                                    500             17
Biopure *                                                   800             16
ILEX Oncology *                                             600             16
XOMA *                                                    1,600             16
Luminex *                                                   600             16
Endo Pharmaceuticals *                                    2,500             16
DURECT *                                                  1,300             15
ONYX Pharmaceuticals *                                    1,000             15
Vion Pharmaceuticls *                                     1,700             14
Medicines Company *                                         700             14
Pharmacyclics *                                             400             14
Aurora Biosciences *                                        400             13

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                     Shares/Par          Value
--------------------------------------------------------------------------------
                                                                  In thousands

Cell Therapeutics *                                         300      $      13
OXiGENE *                                                 2,200             13
Northfield Laboratories *                                 1,200             13
Ligand Pharmaceuticals *                                    900             13
KV Pharmaceutical *                                         500             12
Enzo Biochem *                                              500             12
Maxygen *                                                   500             12
Progenics Pharmaceuticals *                                 700             12
Cubist Pharmaceuticals *                                    400             12
Bio-Technology General *                                  1,500             11
ImmunoGen *                                                 500             11
BioMarin Pharmaceutical *                                 1,100             11
Curis *                                                     990              9
Arena Pharmaceuticals *                                     500              8
Valentis *                                                1,000              7
D&K Healthcare *                                            500              7
United Therapeutics *                                       400              6
Gene Logic *                                                300              5
SuperGen *                                                  400              5
Triangle Pharmaceuticals *                                1,100              5
Immune Response *                                         2,100              5
Hemispherx Biopharma *                                    1,100              5
Allscripts *                                                500              5
Hyseq *                                                     300              4
Sequenom *                                                  300              4
BioCryst Pharmaceuticals *                                  600              4
Maxim Pharmaceuticals *                                     400              3
Diversa *                                                   100              2
Illumina *                                                  100              2
                                                                     ---------
                                                                        19,125
                                                                     ---------
Medical Products 2.9%

Johnson & Johnson                                        19,402          2,038
Abbott Laboratories                                      21,700          1,051
Medtronic                                                16,920          1,022
Baxter International                                      4,200            371
Guidant *                                                 4,300            232
Waters *                                                  1,700            142
Becton, Dickinson                                         3,800            132

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                     Shares/Par          Value
--------------------------------------------------------------------------------
                                                                  In thousands

Stryker                                                   2,600      $     132
Biomet                                                    2,800            111
St. Jude Medical *                                        1,400             86
Boston Scientific *                                       6,100             83
Varian Medical Systems *                                    900             61
C. R. Bard                                                1,200             56
MiniMed *                                                 1,000             42
Arrow International                                       1,000             38
Cytyc *                                                     600             37
Dentsply International                                      900             35
Henry Schein *                                            1,000             35
Patterson Dental *                                        1,000             34
Beckman Coulter                                             800             34
Bausch & Lomb                                               800             32
ResMed *                                                    800             32
Steris *                                                  1,700             27
Analogic                                                    600             27
Aradigm *                                                 1,600             24
Cerus *                                                     300             22
Aksys *                                                   1,300             21
ICU Medical *                                               700             21
PSS World Medical *                                       4,100             21
Vital Signs                                                 600             19
Digene *                                                    400             18
IDEXX Laboratories *                                        800             18
VISX *                                                    1,600             17
Edwards Lifesciences *                                      760             13
Sybron Dental Specialties *                                 466              8
Thoratec Laboratories *                                     600              7
Ventana Medical Systems *                                   300              6
Aspect Medical Systems *                                    400              3
Nitinol Medical Technologies *                            2,400              3
ORATEC Interventions *                                      500              3
                                                                     ---------
                                                                         6,114
                                                                     ---------
Medical Providers & Services 0.8%

Columbia/HCA Healthcare                                   8,100            356
Tenet Healthcare                                          4,400            196
Wellpoint Health Networks *                                 900            104

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                     Shares/Par          Value
--------------------------------------------------------------------------------
                                                                  In thousands

HealthSouth *                                             6,238      $     102
Quest Diagnostics *                                         700             99
Health Management (Class A) *                             4,600             95
Universal Health Services *                                 700             78
Lincare *                                                 1,100             63
Laboratory Corporation of America Holdings *                350             62
Community Health System *                                 1,500             52
Davita *                                                  3,033             52
Hillenbrand Industries                                    1,000             52
Oxford Health Plans *                                     1,300             51
Health Net *                                              1,900             50
Humana *                                                  3,100             47
Triad Hospitals *                                         1,331             43
Omnicare                                                  2,000             43
HCR Manor Care *                                          2,000             41
Trigon Healthcare *                                         500             39
First Health Group *                                        700             33
LifePoint Hospitals *                                       431             22
Accredo Health *                                            400             20
Province Healthcare *                                       500             20
PacifiCare Health Systems (Class A) *                       900             14
Curative Technologies *                                   2,400             13
                                                                     ---------
                                                                         1,747
                                                                     ---------
Total Health Care                                                       26,986
                                                                     ---------

INDUSTRIAL 5.8%

Defense and Aerospace 1.0%

Boeing                                                   12,600            832
Honeywell International                                  11,125            526
Lockheed Martin                                           6,200            210
Raytheon (Class B)                                        4,800            149
Northrop Grumman                                          1,200            100
TRW                                                       1,900             74
B.F. Goodrich                                             1,640             60
Precision Castparts                                         700             29
United Industrial                                         2,300             26
Teledyne Technologies *                                     900             21

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                     Shares/Par          Value
--------------------------------------------------------------------------------
                                                                  In thousands

Newport News Shipbuilding                                   400      $      21
GenCorp                                                   1,800             17
                                                                     ---------
                                                                         2,065
                                                                     ---------
Heavy Electrical Equipment 3.7%

GE                                                      138,700          6,649
Emerson Electric                                          5,800            457
Rockwell International                                    2,500            119
Molex                                                     2,850            101
Cooper Industries                                         1,600             74
American Power Conversion *                               3,000             37
Fuelcell Energy *                                           400             27
Cummins Engine                                              700             27
C&D Technologies                                            600             26
Hubbell (Class B)                                           800             21
Baldor Electric                                           1,000             21
Lincoln Electric Holdings                                 1,000             20
LSI Industries                                              900             18
Thomas & Betts                                            1,000             16
Active Power *                                              700             15
Proton Energy Systems *                                   1,300             14
Optical Cable *                                           1,350             12
Spectra-Physics Lasers *                                    300              8
Plug Power *                                                500              7
Ultrak *                                                  1,500              7
UCAR International *                                        600              6
                                                                     ---------
                                                                         7,682
                                                                     ---------
Heavy Machinery 0.1%

Deere                                                     3,100            142
Trinity Industries                                        1,000             25
Tennant                                                     300             14
NACCO Industries (Class A)                                  300             13
JLG Industries                                              900             10
Titan International                                       1,600              7
Terex *                                                     400              6
                                                                     ---------
                                                                           217
                                                                     ---------
Industrial Parts 1.0%

United Technologies                                       6,702            527
Caterpillar                                               5,100            241

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                     Shares/Par          Value
--------------------------------------------------------------------------------
                                                                  In thousands

Illinois Tool Works                                       4,050      $     241
Ingersoll-Rand                                            2,300             96
Textron                                                   1,900             88
Parker Hannifin                                           1,919             85
Genuine Parts                                             3,100             81
ITT Industries                                            1,600             62
American Standard *                                       1,000             49
Thomas Industries                                         2,100             49
Shaw Group *                                                800             40
Tecumseh Products                                           900             38
Capstone Turbine *                                        1,300             37
Pall                                                      1,700             36
Stanley Works                                             1,100             34
Snap-On                                                   1,200             33
AAON *                                                    1,800             32
Briggs & Stratton                                           700             31
Genlyte Group *                                           1,200             29
EMCORE *                                                    600             28
Carlisle Companies                                          600             26
Pentair                                                   1,000             24
Watts Industries (Class A)                                1,500             21
Graco                                                       500             21
Manitowoc                                                   700             20
CIRCOR International                                      1,600             16
Lennox International                                      2,000             16
Kennametal                                                  500             15
Cymer *                                                     500             13
Nordson                                                     400             10
Helix Technology                                            400             10
Semitool *                                                  600              6
Zoltek *                                                  1,600              5
Mattson Technology *                                        400              4
Aviation Sales *                                          1,200              3
                                                                     ---------
                                                                         2,067
                                                                     ---------
Total Industrial                                                        12,031
                                                                     ---------

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                     Shares/Par          Value
--------------------------------------------------------------------------------
                                                                  In thousands
MISCELLANEOUS 0.2%

Miscellaneous 0.2%

Transocean Sedco Forex                                    3,275      $     151
Aetna *                                                   2,200             90
Fluor Corporation *                                       1,000             33
Sodexho Marriott Services *                               1,350             30
Avocent *                                                   736             20
MeriStar Hospitality                                      1,000             20
C-Cube Microsystems *                                     1,400             17
Evercel *                                                 1,332             12
Vornado Operating *                                       3,435              7
Genzyme Biosurgery                                          631              6
Corrections Corp. of America *                               47              0
                                                                     ---------
Total Miscellaneous                                                        386
                                                                     ---------

RETAIL 5.3%

Clothing Stores 0.5%
Gap                                                      11,650            297
TJX                                                       4,400            122
The Limited                                               6,100            104
Intimate Brands                                           6,850            103
Talbots                                                   2,000             91
Venator Group *                                           2,700             42
Nordstrom                                                 1,900             35
Abercrombie & Fitch (Class A) *                           1,616             32
Neiman Marcus *                                             900             32
Payless Shoesource *                                        402             29
Gadzooks *                                                1,800             26
American Eagle Outfitters *                                 600             25
Ross Stores                                               1,200             20
Saks *                                                    1,875             19
Men's Wearhouse *                                           600             17
Burlington Coat Factory                                     800             15
Footstar *                                                  300             15
AnnTaylor Stores *                                          400             10
Goody's Family Clothing *                                 1,600              7
Too *                                                       357              5
                                                                     ---------
                                                                         1,046
                                                                     ---------

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                     Shares/Par          Value
--------------------------------------------------------------------------------
                                                                  In thousands

Department Stores 2.2%

Wal-Mart                                                 62,100      $   3,299
Target                                                   12,700            410
Kohl's *                                                  4,500            274
Sears                                                     4,700            163
May Department Stores                                     4,450            146
Federated Department Stores *                             3,200            112
Family Dollar Stores                                      2,400             51
J.C. Penney                                               4,100             45
Kmart *                                                   7,400             39
Dillards                                                  2,500             30
Value City Dept Stores *                                  2,200             12
Shopko Stores *                                             900              4
Ames Department Stores *                                    700              1
                                                                     ---------
                                                                         4,586
                                                                     ---------
Grocery Stores 0.6%

Safeway *                                                 7,000            437
Kroger *                                                 11,600            314
Albertson's                                               5,690            151
Delhaize America                                          2,607             46
Whole Foods Market *                                        700             43
Winn-Dixie                                                2,200             43
Weis Markets                                                700             27
Ruddick                                                   1,000             11
The Great Atlantic & Pacific Tea Company                    600              4
                                                                     ---------
                                                                         1,076
                                                                     ---------
Specialty Retail 2.0%

Home Depot                                               31,950          1,460
Walgreen                                                 13,800            577
CVS                                                       5,300            318
Costco Wholesale *                                        5,900            236
Lowe's                                                    5,200            231
RadioShack                                                2,600            111
Best Buy *                                                3,000             89
Bed Bath & Beyond *                                       3,800             85
Dollar General                                            4,350             82
Staples *                                                 5,950             70
Tiffany                                                   2,100             66

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                     Shares/Par          Value
--------------------------------------------------------------------------------
                                                                  In thousands

Toys "R" Us *                                             3,500      $      58
Caremark RX *                                             4,200             57
W. W. Grainger                                            1,500             55
O'Reilly Automotive *                                     1,900             52
AutoZone *                                                1,800             51
BJ's Wholesale Club *                                     1,300             50
Cost Plus *                                               1,500             45
Fastenal                                                    700             38
Bandag                                                      900             37
CDW Computer Centers *                                    1,300             36
Office Depot *                                            4,900             35
Barnes & Noble *                                          1,300             34
Dollar Tree Stores *                                      1,400             34
Circuit City Stores                                       2,800             32
Direct Focus *                                              900             30
Gymboree *                                                2,000             27
Linens 'n Things *                                          900             25
Duane Reade *                                               800             24
Lands' End *                                                900             23
Consolidated Stores *                                     1,800             19
Michaels Stores *                                           700             19
Williams-Sonoma *                                           900             18
Miami Computer Supply *                                     750             16
Alloy Online *                                            2,000             16
Zales *                                                     500             15
Jo-Ann Stores *                                           2,200             14
Insight Enterprises *                                       750             14
Spiegel (Class A)                                         2,800             12
Tuesday Morning *                                         1,800             10
PC Connection *                                             850              9
Rite Aid *                                                3,700              9
OfficeMax *                                               2,600              8
ValueVision (Class A) International *                       500              6
Tweeter Home Entertainment Group *                          500              6
Drugstore.com *                                           1,800              2
Webvan Group *                                            2,928              1

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                     Shares/Par          Value
--------------------------------------------------------------------------------
                                                                  In thousands

Stamps.com *                                                400      $       1
eToys *                                                   1,500              0
                                                                     ---------
                                                                         4,263
                                                                     ---------
Total Retail                                                            10,971
                                                                     ---------

TECHNOLOGY 23.0%

Communications Equipment 2.0%
QUALCOMM *                                               10,400            854
Lucent Technologies                                      46,585            629
Motorola                                                 30,240            612
Tellabs *                                                 5,700            322
CIENA *                                                   3,800            309
Comverse Technology *                                     2,200            239
ADC Telecommunications *                                 11,152            203
Sycamore Networks *                                       3,400            127
Corvis *                                                  4,500            107
Scientific-Atlanta                                        2,300             75
ONI Systems *                                             1,700             67
Powerwave Technologies *                                    900             53
Plantronics *                                               900             42
L-3 Communications Holdings *                               500             39
Polycom *                                                 1,100             36
Harris                                                    1,100             34
Ulticom *                                                   900             31
Sawtek *                                                    600             28
DMC Stratex Networks *                                    1,700             26
Advanced Fibre Communications *                           1,400             25
Tekelec *                                                   800             24
Allen Telecom *                                           1,200             22
Cognitronics *                                            2,400             21
ADTRAN *                                                    900             19
Inter-Tel                                                 2,100             16
Avici Systems *                                             600             15
P-COM *                                                   4,300             13
Aspect Telecommunications *                               1,400             11
DSP Group *                                                 500             11
C-Cor.net *                                               1,000             10

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                     Shares/Par          Value
--------------------------------------------------------------------------------
                                                                  In thousands

Harmonic *                                                1,359      $       8
InterVoice*                                                 969              7
ditech Communications *                                     400              6
Natural MicroSystems *                                      600              6
VYYO *                                                      900              6
InteliData Technologies *                                 2,100              5
Terayon Communication Systems *                           1,300              5
Sunrise Telecom *                                         1,100              4
ANTEC *                                                     500              4
Triton Networks Systems *                                 1,100              3
MCK Communications *                                        300              3
Com21 *                                                     500              2
Glenayre Technologies *                                     600              2
Nortel Networks                                               1              0
                                                                     ---------
                                                                         4,081
                                                                     ---------

Computer Communications Equipment 2.2%

Cisco Systems *                                         100,368          3,839
Brocade Communications Systems *                          2,960            272
Emulex *                                                  1,100             88
Extreme Networks *                                        1,700             67
3Com *                                                    4,900             42
Cabletron Systems *                                       2,600             39
Adaptec *                                                 2,300             23
Cosine Communications *                                   1,300             18
Electronics for Imaging *                                 1,200             17
Lantronix *                                               2,200             14
Auspex Systems *                                          2,000             14
Sonicblue *                                               2,800             11
Echelon *                                                   400              6
Extended Systems *                                          400              5
Gadzoox Networks *                                          600              1
Paradyne Networks *                                         500              1
Entrada Networks *                                           50              0
                                                                     ---------
                                                                         4,457
                                                                     ---------
Computer Makers 1.7%

Sun Microsystems *                                       44,800          1,247
Hewlett-Packard                                          27,700            874
Dell Computer *                                          36,300            634

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                     Shares/Par          Value
--------------------------------------------------------------------------------
                                                                  In thousands

COMPAQ Computer                                          23,678      $     356
Palm *                                                    8,116            230
Gateway 2000 *                                            4,900             88
Apple Computer *                                          4,400             65
Silicon Graphics *                                        3,700             15
Digital Lightwave *                                         400             13
Handspring *                                                300             12
Concurrent Computer *                                       900              5
Micron Electronics *                                      1,200              5
XATA *                                                    1,200              3
                                                                     ---------
                                                                         3,547
                                                                     ---------
Computer Software 6.1%

Microsoft *                                              74,195          3,221
Oracle *                                                 78,000          2,267
IBM                                                      24,400          2,074
VERITAS Software *                                        5,575            488
Siebel Systems *                                          5,900            399
i2 Technologies *                                         5,190            282
Gemstar TV Guide *                                        5,600            258
BEA Systems *                                             3,500            236
Adobe Systems                                             3,400            198
Computer Associates                                       8,457            165
PeopleSoft *                                              4,000            148
TIBCO Software *                                          2,600            126
Intuit *                                                  2,900            114
Rational Software *                                       2,700            105
Cadence Design Systems *                                  3,700            102
Mercury Interactive *                                     1,100             99
SABRE Group Holdings                                      2,100             91
NCR *                                                     1,500             74
Manugistics Group *                                       1,200             68
Electronic Arts *                                         1,600             68
Unisys *                                                  4,600             67
Parametric Technology *                                   4,900             66
Citrix Systems *                                          2,700             61
Vignette *                                                3,074             56
J.D. Edwards *                                            3,100             55
NetIQ *                                                     576             50

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                     Shares/Par          Value
--------------------------------------------------------------------------------
                                                                  In thousands

Micromuse *                                                 800      $      48
Internet Security Systems *                                 600             47
BMC Software *                                            3,300             46
Macrovision *                                               600             44
Mentor Graphics *                                         1,600             44
National Instruments *                                      900             44
Synopsys *                                                  900             43
Symantec *                                                1,250             42
Wind River Systems *                                      1,172             40
Momentum Business Applications *                          3,746             39
Acxiom *                                                  1,000             39
Peregrine Systems *                                       1,875             37
Compuware *                                               5,700             36
Autodesk                                                  1,300             35
Agile Software *                                            700             35
Quest Software *                                          1,200             34
Informatica *                                               800             32
Jack Henry & Associates                                     500             31
Checkfree Holdings *                                        700             30
Novell *                                                  5,400             28
Cerner *                                                    600             28
Ansoft *                                                  4,000             27
Sybase *                                                  1,300             26
AremisSoft *                                                600             25
Documentum *                                                500             25
Advent Software *                                           600             24
SERENA Software *                                           700             24
Advantage Learning Systems *                                700             24
Dendrite International *                                  1,000             22
Eclipsys *                                                  800             20
Midway Games *                                            2,739             19
Sapient *                                                 1,600             19
Retek *                                                     772             19
Avant *                                                   1,000             18
SeaChange International *                                   900             18
HNC Software *                                              600             18
FileNet *                                                   600             16

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                     Shares/Par          Value
--------------------------------------------------------------------------------
                                                                  In thousands

WatchGuard Technologies *                                   500      $      16
Actuate *                                                   800             15
Hyperion Solutions *                                        970             15
Evans & Sutherland Computer *                             1,900             15
Blue Martini Software *                                   1,100             14
Progress Software *                                       1,000             14
Rosetta Inpharmatics *                                      900             14
Great Plains Software *                                     300             14
Informix *                                                4,600             14
Legato Systems *                                          1,800             13
Aspen Technology *                                          400             13
Verity *                                                    500             12
Viewpoint *                                               2,200             12
Signalsoft *                                              1,200             12
Red Hat *                                                 1,800             11
SPSS *                                                      500             11
SeeBeyond Technology *                                    1,000             10
Titan *                                                     600             10
MapInfo *                                                   200              9
Network Associates *                                      2,200              9
OPNET Technologies *                                        600              9
WebTrends *                                                 300              9
Complete Busines Solutions *                                800              8
SAGA SYSTEMS *                                              700              8
Lightbridge *                                               600              8
Bind view Development *                                     800              8
Numerical Technologies *                                    400              7
Zixit *                                                     800              7
Entrust Technologies *                                      500              7
Evolve Software *                                         1,300              6
NetScout Systems *                                          600              6
Resonate *                                                  600              6
Corsair Communications *                                    800              6
MicroStrategy (Class A) *                                   600              6
MetaSolv Software *                                         600              5
Witness Systems *                                           400              5
Netsolve *                                                  600              5

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                     Shares/Par          Value
--------------------------------------------------------------------------------
                                                                  In thousands

Bluestone Software *                                        300      $       5
Concord Communications *                                    500              4
SilverStream Software *                                     200              4
Daleen Technologies *                                     1,100              4
VA Linux Systems *                                          500              4
Indus International *                                     1,700              4
Predictive Systems *                                        500              4
viaLink *                                                 1,200              3
Latitude Communications *                                   800              3
ACTV *                                                      700              3
Phoenix International *                                   2,400              3
New Era of Networks *                                       400              2
Allaire *                                                   400              2
Extensity *                                                 300              2
Puma Technology *                                           400              2
Norstan *                                                 1,000              2
Mercator Software *                                         300              2
Accrue Software *                                           500              1
Sagent Technology *                                         900              1
NetZero *                                                 1,400              1
EBT International *                                         500              1
Visual Networks *                                           300              1
TenFold *                                                   600              1
Exchange Applications *                                     400              1
eSoft *                                                     400              0
Unify *                                                   1,200              0
Cybear Group *                                              178              0
                                                                     ---------
                                                                        12,513
                                                                     ---------
Electronic Equipment 2.3%

Corning                                                  12,810            677
JDS Uniphase *                                           13,122            546
Agilent Technologies *                                    6,387            350
Solectron *                                               9,240            313
General Dynamics                                          3,000            234
Sanmina *                                                 2,100            161
Level 3 Communications *                                  4,900            161
Danaher                                                   2,200            150
Dover                                                     2,700            110

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                     Shares/Par          Value
--------------------------------------------------------------------------------
                                                                  In thousands

Teradyne *                                                2,700      $     101
Eaton                                                     1,200             90
Thermo Electron *                                         2,550             76
PerkinElmer                                                 700             74
American Tower Systems (Class A) *                        1,800             68
Jabil Circuit *                                           2,500             63
Telecorp PCS *                                            2,692             59
Metromedia Fiber Network *                                5,800             59
Sensormatic Electronics *                                 2,900             58
Litton Industries *                                         700             55
Power-One *                                               1,300             51
Amphenol *                                                1,300             51
Millipore                                                   800             50
Andrew *                                                  2,100             46
Vishay Intertechnology *                                  2,805             42
SCI Systems *                                             1,600             42
Tektronix                                                 1,200             40
Transmeta *                                               1,700             40
Crane                                                     1,400             40
KEMET *                                                   2,600             39
AVX                                                       2,200             36
SPX *                                                       300             33
Newport                                                     400             31
Kimball International                                     2,100             31
Varian *                                                    900             31
Cabot Microelectronics *                                    564             29
McDATA *                                                    500             27
Bruker Daltonics *                                        1,100             26
Proxim *                                                    600             26
GlobeSpan *                                                 900             25
Plexus *                                                    800             24
DRS Technologies *                                        1,800             24
APW *                                                       700             24
X-Rite                                                    3,000             23
Cognex *                                                  1,000             22
DDi *                                                       800             22
Viasystems Group *                                        2,500             21

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                     Shares/Par          Value
--------------------------------------------------------------------------------
                                                                  In thousands

Molecular Devices *                                         300      $      21
Anaren Microwave *                                          300             20
EMS Technologies *                                        1,600             19
United Dominion Industries                                1,500             18
Aeroflex *                                                  600             17
Regal-Beloit                                              1,000             17
Technitrol                                                  400             16
General Cable                                             3,400             15
Unique Mobility *                                         2,100             15
ACT Manufacturing *                                         950             15
MRV Communications *                                      1,100             15
Caliper Technologies *                                      300             14
Therma-Wave *                                             1,000             14
Zygo *                                                      500             14
Credence Systems *                                          600             14
Advanced Energy Industries *                                600             14
Coherent *                                                  400             13
Anixter International *                                     600             13
Meade Instruments *                                       2,000             13
Vicor *                                                     400             12
LTX *                                                       900             12
Commscope *                                                 700             12
H Power Corp. *                                           1,400             11
Artesyn Technologies *                                      600             10
Methode Electronics (Class A)                               400              9
Centillium Communications *                                 400              9
ACLARA BioSciences *                                        800              9
Merix *                                                     600              8
Ultratech Stepper *                                         300              8
Tollgrade Communications *                                  200              7
New Focus *                                                 200              7
Somera Communications *                                     800              7
Napco Security Systems *                                  1,800              6
Netro *                                                     800              6
Copper Mountain *                                           600              4
Bioanalytical Systems *                                   1,400              3
Wink Communications *                                       400              2

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                     Shares/Par          Value
--------------------------------------------------------------------------------
                                                                  In thousands

JPM *                                                     3,100      $       2
Robotic Vision Systems *                                    400              1
                                                                     ---------
                                                                         4,743
                                                                     ---------
Information Services 1.1%

Automatic Data Processing                                 8,600            544
Electronic Data Systems                                   6,300            364
First Data                                                5,800            306
Computer Sciences *                                       2,500            150
Convergys *                                               2,500            113
DST Systems *                                             1,600            107
SunGard Data Systems *                                    2,000             94
Fiserv *                                                  1,750             83
Total Systems Services                                    2,900             65
WebMD *                                                   5,210             41
Support.com *                                             1,800             36
Affiliated Computer Services (Class A) *                    600             36
Galileo International                                     1,500             30
CSG Systems International *                                 600             28
Cognizant Technology Solutions *                            600             21
PurchasePro.com *                                         1,100             19
Factset Research Systems                                    500             19
HomeStore.com *                                             900             18
Perot Systems *                                           1,900             17
CoStar Group *                                              700             16
Internap Network Services*                                1,800             13
Keane *                                                   1,300             13
Storagenetworks *                                           400             10
American Management Systems *                               500             10
CIBER *                                                   1,800              9
HotJobs.com *                                               700              8
Metro Information *                                       1,400              8
Multex.com *                                                500              7
Pegasus Solutions *                                         950              7
Netcentives *                                             1,500              6
Keynote Systems *                                           400              6
Sykes Enterprises *                                       1,200              5
QRS *                                                       300              4
MP3.com *                                                 1,000              4

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                      Shares/Par         Value
--------------------------------------------------------------------------------
                                                                  In thousands

BSQUARE *                                                    600     $       4
AnswerThink *                                                720             3
Agency.com *                                                 600             2
Interliant *                                                 700             2
Loislaw *                                                    500             2
Cambridge Technology Partners *                              800             2
C-bridge Internet Solutions *                                500             2
Data Return *                                                500             2
Technology Solutions *                                       800             2
Igate Capital *                                              600             2
SAVVIS Communications *                                    1,200             1
National Information Consortium *                            600             1
Calico Commerce *                                            900             1
Breakaway Solutions *                                        600             1
Circle.com *                                                 500             0
                                                                     ---------
                                                                         2,244
                                                                     ---------
Internet 2.0%

America Online *                                          32,720         1,139
Juniper Networks *                                         4,350           549
Yahoo! *                                                   7,652           230
VeriSign *                                                 2,675           198
Ariba *                                                    3,300           177
e-Bay *                                                    3,700           122
Exodus Communications *                                    5,800           116
Openwave Systems *                                         2,066            98
Amazon.com *                                               4,900            76
Commerce One *                                             2,880            73
webmethods *                                                 610            54
Interwoven *                                                 800            53
Broadvision *                                              4,119            49
Macromedia *                                                 700            43
E.piphany *                                                  725            39
InfoSpace.com *                                            4,110            37
Netegrity *                                                  650            35
Intranet Solutions *                                         600            31
Nuance Communications *                                      700            30
Akamai Technologies *                                      1,419            30
Inet Technologies *                                          700            29

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                     Shares/Par          Value
--------------------------------------------------------------------------------
                                                                  In thousands

Inktomi *                                                 1,500      $      27
E*TRADE Group *                                           3,600             27
At Home *                                                 4,550             25
CNET Networks *                                           1,575             25
Critical Path *                                             800             25
Art Technology Group *                                      800             24
Genuity *                                                 4,800             24
Sonicwall *                                               1,400             23
RealNetworks *                                            2,500             22
CMGI *                                                    3,846             22
Infonet Services (Class B) *                              4,300             22
Click Commerece *                                         1,000             21
Selectica *                                                 800             19
AmeriTrade *                                              2,700             19
Webex Communications *                                      900             19
Liberate Technologies *                                   1,300             18
Portal Software *                                         2,200             17
DoubleClick *                                             1,530             17
Saba Software *                                           1,000             16
IDT *                                                       700             14
Kana Communications *                                     1,232             14
Vitria Technology *                                       1,800             14
About.com *                                                 500             13
EXE Technologies *                                        1,000             13
NetRatings *                                                800             12
Safeguard Scientifics *                                   1,700             11
Earthlink *                                               2,230             11
Efficient Networks *                                        740             11
Tumbleweed Communications *                                 600             10
VerticalNet *                                             1,400              9
L90 *                                                     2,200              9
Centra Software                                           2,300              9
MatrixOne *                                                 500              9
Expedia *                                                   900              9
Cacheflow *                                                 500              9
Interland *                                               2,500              8
FreeMarkets *                                               400              8

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                     Shares/Par          Value
--------------------------------------------------------------------------------
                                                                  In thousands

Choice One Communications *                                 800      $       7
Niku *                                                    1,000              7
iManage *                                                 1,600              7
Clarent *                                                   600              7
DigitalThink *                                              400              7
Digex *                                                     300              7
USinternetworking *                                       1,350              7
GoTo.com *                                                  900              7
Terra Networks *                                            610              6
Divine Interventures *                                    3,800              6
Digitas *                                                 1,100              6
Lionbridge Technologies *                                 1,500              5
Broadbase Software *                                        800              5
Packeteer *                                                 400              5
S1 *                                                        900              5
AsiaInfo Holdings *                                         500              5
Digital Island *                                          1,100              4
Evoke Communications *                                    2,300              4
LookSmart *                                               1,700              4
Crossworlds Software *                                    1,000              4
FirePond *                                                  400              4
Ticketmaster Online-CitySearch *                            400              3
Intertrust Technology *                                   1,000              3
Tut Systems *                                               400              3
OTG Software *                                              200              3
Viant *                                                     800              3
StarMedia Network (Class B) *                             1,600              3
VIA NET.WORKS *                                             800              3
priceline.com *                                           2,300              3
F5 Networks *                                               300              3
EBENX *                                                     400              3
Inforte *                                                   200              3
Be Free *                                                 1,200              3
MarketWatch.com *                                           800              3
Scient *                                                    800              3
Proxicom *                                                  600              2
internet.com *                                              400              2

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                     Shares/Par          Value
--------------------------------------------------------------------------------
                                                                  In thousands

Internet Capital Group *                                    720      $       2
Vicinity *                                                  800              2
SportsLine USA *                                            400              2
Net Perceptions *                                         1,000              2
PSINet *                                                  2,700              2
Navisite *                                                  800              2
Telescan *                                                1,700              2
Netopia *                                                   400              2
Lifeminders *                                               500              2
Razorfish *                                               1,000              2
Engage *                                                  2,000              2
Quintus *                                                   500              1
eMerge Interactive *                                        400              1
Internet Pictures *                                       1,400              1
Primus Knowledge Solutions *                                200              1
Egain Communications *                                      400              1
Preview Systems *                                           400              1
Ibasis *                                                    300              1
AppliedTheory *                                             600              1
CyberSource *                                               500              1
Lante *                                                     700              1
Rhythms NetConnections *                                  1,000              1
Pilot Network Services *                                  1,200              1
iXL Enterprises *                                         1,000              1
Loudeye Technologies *                                      800              1
Rare Medium Group *                                         500              1
High Speed Access *                                         800              1
Ask Jeeves *                                                300              1
Open Market *                                               600              1
iVillage *                                                  600              1
GRIC Communications *                                       300              1
Neoforma.com *                                              700              1
Mediaplex *                                                 600              1
Organic *                                                   600              1
Intraware *                                                 300              0
Sciquest *                                                  300              0
Caldera Systems *                                           200              0

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                     Shares/Par          Value
--------------------------------------------------------------------------------
                                                                  In thousands

Ventro *                                                    400      $       0
NetObjects *                                                700              0
Xpedior *                                                   700              0
InterWorld *                                                400              0
RoweCom *                                                   300              0
Women.com Networks *                                        400              0
                                                                     ---------
                                                                         4,023
                                                                     ---------
Miscellaneous Computer Hardware 1.5%

EMC *                                                    30,586          2,034
Network Appliance *                                       4,400            282
Pitney Bowes                                              3,700            123
Symbol Technologies                                       2,400             86
Lexmark International (Class A) *                         1,800             80
Redback Networks *                                        1,900             78
Xerox                                                    10,600             49
RSA Security *                                              900             47
Avaya *                                                   3,757             39
Diebold                                                     800             27
Stratos Lightwave *                                       1,500             26
Quantum DLT & Storage Systems Group *                     1,900             25
Sandisk *                                                   900             25
Speechworks International *                                 500             25
Tech Data *                                                 900             24
Black Box *                                                 500             24
Franklin Electric *                                       4,800             22
Foundry Networks *                                        1,400             21
Zebra Technologies (Class A) *                              500             21
MIPS Technologies *                                         700             19
Mercury Computer Systems *                                  400             19
Advanced Digital Info *                                     800             18
In Focus Systems                                          1,000             15
Iomega *                                                  4,300             14
MIPS Technologies (Class B) *                               512             13
Storage Technology *                                      1,400             13
Ingram Micro *                                            1,100             12
NYFIX *                                                     500             12
Quantum Hard Disk Drive Group *                           1,150              9
Ikon Office Solutions                                     2,200              5

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                     Shares/Par          Value
--------------------------------------------------------------------------------
                                                                  In thousands

Accelerated Networks *                                    1,900      $       5
Procom Technology *                                         400              5
Western Digital *                                         2,100              5
Interlink Electronics *                                     400              5
Daisytek International *                                    700              5
Osicom Technologies *                                       200              3
Crossroads Systems *                                        380              2
Globix *                                                    600              2
SmartDisk *                                                 400              2
                                                                     ---------
                                                                         3,241
                                                                     ---------
Semiconductor Capital Equipment 0.3%

Applied Materials *                                      10,889            416
Novellus Systems *                                        2,300             82
Lam Research *                                            1,900             28
Varian Semiconductor Equipment *                            900             21
Axcelis Technologies *                                    2,300             21
Kulicke & Soffa *                                         1,100             12
Veeco *                                                     300             12
Applied Science & Technology *                              800             10
PRI Automation *                                            500              9
Electroglas *                                               500              8
                                                                     ---------
                                                                           619
                                                                     ---------
Semiconductors 3.8%

Intel                                                    94,290          2,835
Texas Instruments                                        23,700          1,123
Applied Micro Circuits *                                  4,142            311
Broadcom *                                                3,300            277
Micron Technology *                                       7,600            270
Analog Devices *                                          4,700            241
Xilinx *                                                  4,400            204
Linear Technology                                         4,400            203
Maxim Integrated Products *                               4,000            191
SDL *                                                     1,220            181
Altera *                                                  5,400            142
Vitesse Semiconductor *                                   2,500            138
QLogic *                                                  1,311            101
KLA-Tencor *                                              2,600             88
Finisar *                                                 2,700             78

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                     Shares/Par          Value
--------------------------------------------------------------------------------
                                                                  In thousands

LSI Logic *                                               4,500      $      77
Atmel *                                                   6,000             70
Advanced Micro Devices *                                  4,600             64
RF Micro Devices *                                        2,200             60
National Semiconductor *                                  2,600             52
Conexant Systems *                                        3,230             49
Avanex *                                                    800             48
Rambus *                                                  1,300             47
Integrated Device Technology *                            1,400             46
Arrow Electronics *                                       1,600             46
TriQuint Semiconductor *                                  1,000             44
TranSwitch *                                              1,100             43
Micrel *                                                  1,200             40
Amkor Technology *                                        2,500             39
Cree *                                                      800             28
Cypress Semiconductor *                                   1,400             28
Lattice Semiconductor *                                   1,500             27
NVIDIA *                                                    800             26
Alpha Industries *                                          700             26
Avnet                                                     1,200             26
Stanford Microdevices *                                     700             25
Microchip Technology *                                    1,125             25
International Rectifier *                                   800             24
Cirrus Logic *                                            1,200             23
CTS                                                         600             22
Virage Logic *                                            1,400             21
Dallas Semiconductor                                        800             20
Semtech *                                                   900             20
Microsemi *                                                 700             20
Exar *                                                      600             19
Brush Engineered Materials                                  900             18
Integrated Circuit Systems *                              1,100             18
Silicon Storage Technology *                              1,500             18
WJ Communications *                                       1,200             17
AXT *                                                       500             16
MEMC Electronic Materials *                               1,700             16
Fairchild Semiconductor *                                 1,100             16

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                     Shares/Par          Value
--------------------------------------------------------------------------------
                                                                  In thousands

Supertex *                                                  800      $      16
Silicon Laboratories *                                    1,100             16
Micro Linear *                                            3,800             15
Pericom Semiconductor *                                     800             15
Elantec Semiconductor *                                     500             14
Intersil Holding *                                          600             14
Diodes *                                                  1,300             14
JNI *                                                       600             14
Integrated Silicon Solution *                               900             13
AstroPower *                                                400             13
Richardson Electronics                                      900             12
Actel *                                                     500             12
American Superconductor *                                   400             11
Oak Technology *                                          1,300             11
Alliance Semiconductor *                                  1,000             11
Pixelworks *                                                500             11
Kopin *                                                   1,000             11
DuPont Photomasks *                                         200             11
Virata *                                                    900             10
Bell Microproducts *                                        600             10
SIPEX *                                                     400             10
Nu Horizons Electronics *                                 1,050              9
Siliconix *                                                 400              9
REMEC *                                                     900              9
TelCom Semiconductor *                                      600              7
ANADIGICS *                                                 400              7
Rainbow Technologies *                                      400              6
Chippac *                                                 2,100              6
Zoran *                                                     400              6
Power Integrations *                                        500              6
Blue Wave Systems *                                       1,300              6
Silicon Image *                                           1,000              5
QuickLogic *                                                500              3
Cohu                                                        200              3
Omnivision Technologies *                                   700              2
                                                                     ---------
                                                                         7,955
                                                                     ---------
Total Technology                                                        47,423
                                                                     ---------

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                     Shares/Par          Value
--------------------------------------------------------------------------------
                                                                  In thousands

TELECOMMUNICATIONS 5.0%

Telephones 4.2%

SBC Communications                                       47,197      $  $2,254
Verizon Communications                                   37,660          1,888
BellSouth                                                26,200          1,073
Qwest Communications *                                   22,725            932
AT&T                                                     51,615            894
WorldCom *                                               39,740            559
Sprint                                                   12,400            252
McLeodUSA *                                               8,495            120
NTL *                                                     3,662             88
Centurytel                                                1,975             71
Broadwing *                                               2,948             67
Citizens Communications *                                 4,540             60
XO Communications *                                       3,029             54
Commonwealth Telephone Enterprises *                      1,100             38
General Communications *                                  5,400             38
Oplink Communications *                                   2,000             36
Allegiance Telecom *                                      1,400             31
Time Warner Telecom (Class A) *                             400             25
Dycom Industries *                                          600             22
Winstar Communications *                                  1,750             21
Lexent *                                                  1,100             19
Next Level Communications *                               1,500             17
Intermedia Communications *                               1,900             14
iAsiaworks *                                              2,500             11
Illuminet Holdings *                                        500             11
Williams Communications Group *                             900             11
Fibernet Telecom *                                        1,700              9
CT Communications                                           600              8
AT&T Latin America Corp. *                                2,900              8
NTELOS                                                      400              7
Focal Communications *                                    1,000              7
RCN *                                                     1,100              7
Net2Phone *                                                 700              5
ITC Deltacom *                                              800              4
Talk.com *                                                3,000              4

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                     Shares/Par          Value
--------------------------------------------------------------------------------
                                                                  In thousands

ITXC *                                                      500      $       3
MPower Communications *                                     600              3
Covad Communications Group *                              1,800              3
CTC Communications *                                        600              3
Pac-West Telecomm *                                         760              3
Z-Tel Technologies *                                        500              3
Adelphia Business Solutions *                               600              2
US LEC *                                                    500              2
Viatel *                                                    600              2
GTS *                                                     2,600              2
Espire Communications *                                   4,000              2
NEON *                                                      300              2
Network Plus *                                              700              2
Net2000 *                                                   900              1
Turnstone Systems *                                         200              1
Allied Riser Communication *                                700              1
NorthPoint Communications Holdings *                      1,700              1
                                                                     ---------
                                                                         8,701
                                                                     ---------

Wireless Telecommunications 0.8%

ALLTEL                                                    4,400            275
Sprint PCS *                                             12,500            255
Nextel Communications *                                  10,300            255
VoiceStream Wireless *                                    2,386            240
Telephone and Data Systems                                  900             81
U. S. Cellular *                                          1,300             78
Crown Castle International *                              2,200             60
Powertel *                                                  600             37
Boston Communications Group *                             1,300             36
Western Wireless *                                          900             35
Centennial Communications *                               1,800             34
Nextel Partners *                                         2,000             34
Triton PCS Holdings *                                       800             27
Dobson Communications (Class A) *                         1,800             26
Spectrasite Holdings *                                    1,600             21
Aether Systems *                                            450             18
Adaptive Broadband *                                      2,200             13
Rural Cellular (Class A) *                                  400             12

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                     Shares/Par          Value
--------------------------------------------------------------------------------
                                                                  In thousands

Alamosa PCS Holdings *                                      600      $       5
Teligent (Class A) *                                        500              1
                                                                     ---------
                                                                         1,543
                                                                     ---------
Total Telecommunications                                                10,244
                                                                     ---------

TRANSPORTATION 0.9%

Airlines 0.3%

Southwest Airlines                                        7,025            236
Delta                                                     1,700             85
AMR *                                                     1,900             74
US Airways Group *                                        1,100             45
Continental Airlines *                                      800             41
Atlas Air *                                               1,100             36
SkyWest                                                   1,200             35
Mesaba Holdings *                                         2,550             32
Alaska Air Group *                                        1,000             30
UAL                                                         500             19
Northwest Airlines *                                        400             12
                                                                     ---------
                                                                           645
                                                                     ---------
Railroads 0.3%

Union Pacific                                             3,400            173
Burlington Northern Santa Fe                              5,700            161
CSX                                                       3,100             81
Norfolk Southern                                          5,500             73
Wisconsin Central Transport *                             2,000             30
St. Joe                                                     800             18
WABTEC                                                      825             10
Kansas City Southern Industries *                           800              8
Florida East Coast Industries                               184              6
                                                                     ---------
                                                                           560
                                                                     ---------
Trucking, Shipping, Air Freight 0.3%

FedEx *                                                   4,100            164
UPS                                                       1,300             76
C.H. Robinson Worldwide                                   1,800             57
Tidewater                                                 1,100             49
Expeditors International of Washington                      700             38
M.S. Carriers *                                           1,100             36

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                     Shares/Par          Value
--------------------------------------------------------------------------------
                                                                  In thousands

Werner Enterprises                                        2,025      $      34
Overseas Shipholding Group                                1,400             32
Forward Air *                                               600             22
U.S. Xpress Enterprises *                                 3,900             22
EGL *                                                       850             20
Alexander & Baldwin                                         700             19
Iron Mountain *                                             500             19
CNF                                                         500             17
USA Truck *                                               2,200             12
Airborne                                                    600              6
                                                                     ---------
                                                                           623
                                                                     ---------
Total Transportation                                                     1,828
                                                                     ---------

UTILITIES 3.1%

Electrical Utilities 2.7%

Duke Energy                                               5,000            426
AES *                                                     6,200            343
Exelon                                                    4,862            341
Southern Company                                          9,400            313
Dynegy (Class A)                                          4,636            260
Dominion Resources                                        3,327            223
American Electric Power                                   4,740            220
Reliant Energy                                            4,000            173
TXU                                                       3,900            173
FPL Group                                                 2,400            172
Progress Energy                                           3,430            169
Calpine *                                                 3,600            162
XCEL Energy                                               4,680            136
Southern Energy *                                         4,400            125
Public Service Enterprise                                 2,500            122
Entergy                                                   2,800            118
FirstEnergy                                               3,600            114
Consolidated Edison                                       2,900            112
Constellation Energy Group                                2,400            108
PPL                                                       2,300            104
Ameren                                                    2,000             93
DTE Energy                                                2,300             90

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                     Shares/Par          Value
--------------------------------------------------------------------------------
                                                                  In thousands

PG&E                                                      4,400      $      88
CINergy                                                   2,500             88
Sempra Energy                                             3,351             78
Allegheny Energy                                          1,600             77
Teco Energy                                               2,300             74
GPU                                                       2,000             74
Edison International                                      4,700             73
Northeast Utilities                                       2,900             70
Pinnacle West Capital                                     1,400             67
DPL                                                       1,900             63
WPS Resources                                             1,600             59
CMS Energy                                                1,500             47
DQE                                                       1,400             46
Niagara Mohawk *                                          2,700             45
Western Resources                                         1,500             37
IPALCO Enterprises                                        1,500             36
Kansas City Power & Light                                 1,300             36
Alliant                                                   1,100             35
Potomac Electric Power                                    1,400             35
IDACORP                                                     700             34
UtiliCorp United                                          1,100             34
Energy East                                               1,700             33
Wisconsin Energy                                          1,400             32
Montana Power                                             1,500             31
Pugets Sound Energy                                       1,100             31
NSTAR                                                       700             30
Conectiv                                                  1,300             26
Hawaiian Electric Industries                                700             26
MDU Resources Group                                         800             26
RGS Energy Group                                            800             26
UNITIL Corp                                                 900             24
United Illuminating                                         400             20
Avista                                                      900             18
Unisource Energy                                            900             17
SCANA                                                       568             17
TNPC *                                                    1,600             16
Sierra Pacific Resources                                    900             14
                                                                     ---------
                                                                         5,680
                                                                     ---------
59

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                     Shares/Par          Value
--------------------------------------------------------------------------------
                                                                  In thousands

Gas Utilities 0.4%

Kinder Morgan                                             1,900      $      99
NiSource                                                  2,708             83
Keyspan                                                   1,900             81
MCN Energy Group                                          2,200             61
National Fuel Gas                                           900             57
Equitable Resources                                         800             53
American Water Works                                      1,500             44
NICOR                                                     1,000             43
Vectren                                                   1,500             38
Washington Gas Light                                      1,100             34
Questar                                                   1,100             33
Peoples Energy                                              700             31
Southern Union                                            1,098             29
Laclede Gas                                               1,000             23
Azurix *                                                  2,300             19
California Water Service Group                              500             14
                                                                     ---------
                                                                           742
                                                                     ---------
Total Utilities                                                          6,422
                                                                     ---------
Total Common Stocks (Cost $196,147)                                    202,207
                                                                     ---------

SHORT-TERM INVESTMENTS 2.1%

U.S. Treasury Obligations 0.4%
U.S. Treasury Bills, 6.023% - 6.125%, 3/1/01         $  730,000            723
                                                                     ---------
                                                                           723
                                                                     ---------
Money Market Funds 1.7%
Reserve Investment Fund, 6.69% #                      3,504,603          3,505
                                                                     ---------
                                                                         3,505
                                                                     ---------
Total Short-Term Investments (Cost $4,228)                               4,228
                                                                     ---------

T. ROWE PRICE TOTAL EQUITY MARKEY INDEX FUND
--------------------------------------------------------------------------------

                                                                                                Value
-----------------------------------------------------------------------------------------------------
                                                                                         In thousands

Total Investments in Securities

100.1% of Net Assets (Cost $200,375)                                                    $     206,435

Futures Contracts

In thousands
                                                           Contract    Unrealized
                                              Expiration   Value       Gain (Loss)
                                              ----------   --------    -----------
Long, 1 Nasdaq 100 Stock Index contracts,
$34,100 of 6.023% U.S. Treasury Bills
pledged as initial margin                     3/01         $    237    $       (60)

Long, 3 Russell 2000 Stock Index contracts,
$68,200 of 6.023% U.S. Treasury Bills
pledged as initial margin                     3/01         $    733             41

Long, 8 S&P 500 Stock Index contracts,
$192,200 of 6.023% U.S. Treasury Bills
pledged as initial margin                     3/01         $  2,670            (75)

Long, 1 S&P Midcap 400 Stock Index
contracts, $15,500 of 6.023%
U.S. Treasury Bills pledged
as initial margin                             3/01         $    261              3

Net payments (receipts) of variation
margin to date                                                                  14

Variation margin receivable
(payable) on open futures contracts                                                               (77)

Other Assets Less Liabilities                                                                    (300)
                                                                                        -------------
NET ASSETS                                                                              $     206,058
                                                                                        -------------
Net Assets Consist of:

Accumulated net realized gain/loss - net of distributions                               $         147

Net unrealized gain (loss)                                                                      5,969

Paid-in-capital applicable to 15,826,897 shares of $0.0001 par value capital stock outstanding; 1,000,000,000 shares
authorized                                                                                    199,942
                                                                                        -------------
NET ASSETS                                                                              $     206,058
                                                                                        -------------
NET ASSET VALUE PER SHARE                                                               $       13.02
                                                                                        -------------

# Seven-day yield             ADR  American Depository Receipt
* Non-income producing        REIT Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

61
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--------------------------------------------------------------------------------

------------------------
STATEMENT OF  OPERATIONS
--------------------------------------------------------------------------------
In thousands
                                                                         Year
                                                                        Ended
                                                                     12/31/00

Investment Income (Loss)

Income
   Dividend                                                         $   2,251
   Interest                                                               448
   Total income                                                         2,699
Expenses
   Investment management and administrative                               863
Net investment income (loss)                                            1,836

Realized and Unrealized Gain (Loss)

Net realized gain (loss)
   Securities                                                           2,672
   Futures                                                               (810)
   Net realized gain (loss)                                             1,862
Change in net unrealized gain or loss
   Securities                                                         (26,611)
   Futures                                                               (420)
   Change in net unrealized gain or loss                              (27,031)
Net realized and unrealized gain (loss)                               (25,169)
                                                                    ---------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS                   $ (23,333)
                                                                    ---------

The accompanying notes are an integral part of these financial statements.

62
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--------------------------------------------------------------------------------

-------------------------------------
STATEMENT OF  CHANGES IN  NET  ASSETS
--------------------------------------------------------------------------------
In thousands
                                                          Year
                                                         Ended
                                                      12/31/00        12/31/99

Increase (Decrease) in Net Assets

Operations
  Net investment income (loss)                     $     1,836     $     1,254
  Net realized gain (loss)                               1,862           1,631
  Change in net unrealized gain or loss                (27,031)         26,722
  Increase (decrease) in net assets from               (23,333)         29,607
  operations
Distributions to shareholders
  Net investment income                                 (1,731)         (1,186)
  Net realized gain                                     (1,888)         (1,380)
  Decrease in net assets from distributions             (3,619)         (2,566)
Capital share transactions *
  Shares sold                                          108,391         142,153
  Distributions reinvested                               3,454           2,464
  Shares redeemed                                      (78,296)        (33,469)
  Redemption fees received                                  34              28
  Increase (decrease) in net assets from capital
  share transactions                                    33,583         111,176

Net Assets

Increase (decrease) during period                        6,631         138,217
Beginning of period                                    199,427          61,210
                                                   -----------     -----------
End of period                                      $   206,058     $   199,427
                                                   -----------     -----------
*Share information
  Shares sold                                            7,509          10,836
  Distributions reinvested                                 258             182
  Shares redeemed                                       (5,446)         (2,535)
  Increase (decrease) in shares outstanding              2,321           8,483

The accompanying notes are an integral part of these financial statements.

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T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------
                                                               December 31, 2000

-----------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Index Trust, Inc. (the trust) is registered under the Investment Company Act of 1940. The Total Equity Market Index Fund (the fund), a diversified, open-end management investment company, is one of the portfolios established by the trust and commenced operations on January 30, 1998. The fund seeks to match the performance of the entire U.S. stock market, as represented by the Wilshire 5000 Total Market Index.

The accompanying financial statements were prepared in accordance with generally accepted accounting principles, which require the use of estimates made by fund management.

Valuation Equity securities listed or regularly traded on a securities exchange are valued at the last quoted sales price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day and securities regularly traded in the over-the-counter market are valued at the mean of the latest bid and asked prices. Other equity securities are valued at a price within the limits of the latest bid and asked prices deemed by the Board of Directors, or by persons delegated by the Board, best to reflect fair value.

Short-term debt securities are valued at amortized cost in local currency which, when combined with accrued interest, approximates fair value.

Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation. Financial futures contracts are valued at closing settlement prices.

Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

Premiums and discounts Premiums and discounts on debt securities are amortized for both financial reporting and tax purposes.

Other Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to

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T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

shareholders are recorded by the fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with generally accepted accounting principles. Payments ("variation margin") made or received by the fund to settle the daily fluctuations in the value of futures contracts are recorded as unrealized gains or losses until the contracts are closed. Unrealized gains and losses on futures contracts are included in Change in net unrealized gain or loss in the accompanying financial statements.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Futures Contracts During the year ended December 31, 2000, the fund was a party to futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values.

Other Purchases and sales of portfolio securities, other than short-term securities, aggregated $51,483,000 and $15,863,000, respectively, for the year ended December 31, 2000.

NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income.

In order for the fund's capital accounts and distributions to shareholders to reflect the tax character of certain transactions, the following reclassifications were made during the year ended December 31, 2000. The reclassifications relate primarily to a tax practice that treats a portion of the proceeds from each redemption of capital shares as a distribution of taxable net investment income

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T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

and/or realized capital gain. The results of operations and net assets were not affected by the increases/(decreases) to these accounts.

Undistributed net investment income                                $ (140,000)
Undistributed net realized gain                                      (188,000)
Paid-in-capital                                                       328,000

At December 31, 2000, the cost of investments for federal income tax purposes was substantially the same as for financial reporting and totaled $200,375,000. Net unrealized gain aggregated $6,060,000 at period-end, of which $39,923,000 related to appreciated investments and $33,863,000 to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group (Price Group). The investment management and administrative agreement between the fund and the manager provides for an all-inclusive annual fee, of which $122,000 was payable at December 31, 2000. The fee computed daily and paid monthly, is equal to 0.40% of the fund's average daily net assets. Pursuant to the agreement, investment management, shareholder servicing, transfer agency, accounting, and custody services are provided to the fund, and interest, taxes, brokerage commissions, directors' fees and expenses, and extraordinary expenses are paid directly by the fund.

The fund may invest in the Reserve Investment Fund and Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options only to mutual funds and other accounts sponsored by Price Group, and are not available to the public. The Reserve Funds pay no investment management fees. Distributions from the Reserve Funds to the fund for the year ended December 31, 2000, totaled $ 416,000 and are reflected as interest income in the accompanying Statement of Operations.

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T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

---------------------------------
REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Board of Directors of T. Rowe Price Index Trust, Inc. and Shareholders of
T. Rowe Price Total Equity Market Index Fund

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of
T. Rowe Price Total Equity Market Index Fund (one of the portfolios comprising
T. Rowe Price Index Trust, Inc., hereafter referred to as the "Fund") at December 31, 2000, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Baltimore, Maryland
January 19, 2001

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T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
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-----------------------------------------------------------
TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/00
--------------------------------------------------------------------------------

We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements. The fund's distributions to shareholders included:

 . $643,000 from short-term capital gains, . $1,432,000 from long-term capital gains, subject to the 20% rate gains category.

For corporate shareholders, $2,107,000 of the fund's distributed income and short-term capital gains qualified for the dividends-received deduction.

--------------------------------------------------------------------------------

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T. ROWE PRICE SHAREHOLDER SERVICES
--------------------------------------------------------------------------------

INVESTMENT SERVICES AND INFORMATION

KNOWLEDGEABLE SERVICE REPRESENTATIVES

By Phone 1-800-225-5132 Available Monday through Friday from 7 a.m. to midnight ET and weekends from 8:30 a.m. to 5 p.m. ET.

In Person Available in T. Rowe Price Investor Centers.

ACCOUNT SERVICES

Checking  Available on most fixed-income funds ($500 minimum).

Automatic Investing  From your bank account or paycheck.

Automatic Withdrawal  Scheduled, automatic redemptions.

Distribution Options  Reinvest all, some, or none of your distributions.

Automated 24-Hour Services Including Tele*Access(R) and the T. Rowe Price Web site on the Internet. Address: www.troweprice.com

BROKERAGE SERVICES*

Individual Investments Stocks, bonds, options, precious metals, and other securities at a savings over full-service commission rates. **

INVESTMENT INFORMATION

Combined Statement  Overview of all your accounts with T. Rowe Price.

Shareholder Reports  Fund managers' reviews of their strategies and results.

T. Rowe Price Report Quarterly investment newsletter discussing markets and financial strategies.

Performance Update  Quarterly review of all T. Rowe Price fund results.

Insights  Educational reports on investment strategies and financial markets.

Investment Guides  Asset Mix Worksheet, College Planning Kit, Diversifying
Overseas: A Guide to International Investing, Personal Strategy Planner, Retirees Financial Guide, and Retirement Planning Kit.

* T. Rowe Price Brokerage is a division of T. Rowe Price Investment Services, Inc., Member NASD/SIPC.
** Based on a January 2001 survey for representative-assisted stock trades.
   Services vary by firm, and commissions may vary depending on size of order.

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T. ROWE PRICE MUTUAL FUNDS
--------------------------------------------------------------------------------

STOCK FUNDS

Domestic
Blue Chip Growth
Capital Appreciation
Capital Opportunity
Developing Technologies
Diversified Small-Cap Growth
Dividend Growth
Equity Income
Equity Index 500
Extended Equity Market Index
Financial Services
Growth & Income
Growth Stock
Health Sciences
Media & Telecommunications
Mid-Cap Growth
Mid-Cap Value
New America Growth
New Era
New Horizons*
Real Estate
Science & Technology
Small-Cap Stock
Small-Cap Value
Spectrum Growth
Tax-Efficient Growth
Tax-Efficient Multi-Cap Growth
Total Equity Market Index
Value

BLENDED ASSET FUNDS

Balanced
Personal Strategy Balanced
Personal Strategy Growth
Personal Strategy Income
Tax-Efficient Balanced

BOND FUNDS

Domestic Taxable
Corporate Income
GNMA
High Yield
New Income
Short-Term Bond
Spectrum Income
Summit GNMA
U.S. Bond Index
U.S. Treasury Intermediate
U.S. Treasury Long-Term

Domestic Tax-Free
California Tax-Free Bond
Florida Intermediate Tax-Free
Georgia Tax-Free Bond
Maryland Short-Term
Tax-Free Bond
Maryland Tax-Free Bond
New Jersey Tax-Free Bond
New York Tax-Free Bond
Summit Municipal Income
Summit Municipal Intermediate
Tax-Free High Yield
Tax-Free Income
Tax-Free Intermediate Bond
Tax-Free Short-Intermediate
Virginia Tax-Free Bond

MONEY MARKET FUNDS+

Taxable
Prime Reserve
Summit Cash Reserves
U.S. Treasury Money

Tax-Free
California Tax-Free Money
New York Tax-Free Money
Summit Municipal
Money Market
Tax-Exempt Money

INTERNATIONAL/GLOBAL FUNDS

Stock
Emerging Europe & Mediterranean
Emerging Markets Stock
European Stock
Global Stock
Global Technology
International Discovery*
International Equity Index
International Growth & Income
International Stock
Japan
Latin America
New Asia
Spectrum International

Bond
Emerging Markets Bond
International Bond

T. ROWE PRICE NO-LOAD VARIABLE ANNUITY

Blue Chip Growth Portfolio
Equity Income Portfolio
Equity Index 500 Portfolio
Health Sciences Portfolio
International Stock Portfolio
Limited-Term Bond Portfolio
Mid-Cap Growth Portfolio
New America Growth Portfolio
Personal Strategy Balanced Portfolio
Prime Reserve Portfolio

* Closed to new investors.
+ Investments in the funds are not insured or guaranteed by the FDIC or any other government agency. Although the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds.
Please call for a prospectus, which contains complete information, including fees and expenses. Read it carefully before investing.
The T. Rowe Price No-Load Variable Annuity [#V6021] is issued by Security Benefit Life Insurance Company. In New York, it [#FSB201(11-96)] is issued by First Security Benefit Life Insurance Company of New York, White Plains, NY. T. Rowe Price refers to the underlying portfolios' investment managers and the distributors, T. Rowe Price Investment Services, Inc.; T. Rowe Price Insurance Agency, Inc.; and T. Rowe Price Insurance Agency of Texas, Inc. The Security Benefit Group of Companies and the T. Rowe Price companies are not affiliated. The variable annuity may not be available in all states. The contract has limitations. Call a representative for costs and complete details of the coverage.

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T. ROWE PRICE ADVISORY SERVICES AND RETIREMENT RESOURCES
--------------------------------------------------------------------------------

ADVISORY SERVICES, RETIREMENT RESOURCES

T. Rowe Price is your full-service retirement specialist. We have developed unique advisory services that can help you meet the most difficult retirement challenges. Our broad array of retirement plans is suitable for individuals, the self-employed, small businesses, corporations, and nonprofit organizations. We also provide recordkeeping, communications, and investment management services, and our educational materials, self-help planning guides, and software tools are recognized as among the industry's best. For information or to request literature, call us at 1-800-638-5660, or visit our Web site at www.troweprice.com.

ADVISORY SERVICES*

T. Rowe Price Retirement Income Manager/SM/ helps retirees or those within two years of retirement determine how much income they can take in retirement. The program uses extensive statistical analysis and the input of financial planning professionals to suggest an income plan that best meets your objectives.

T. Rowe Price Rollover Investment Service offers asset allocation advice to those planning a major change in their qualified retirement plans, such as a 401(k) rollover from a previous employer or an IRA transfer.

RETIREMENT RESOURCES

Traditional, Roth, and Rollover IRAs
SEP-IRA and SIMPLE IRA
Profit Sharing
Money Purchase Pension
"Paired" Plans (Money Purchase Pension and Profit Sharing Plans)
401(k) and 403(b)
457 Deferred Compensation

Planning and Informational Guides
Minimum Required Distributions Guide
Retirement Planning Kit
Retirees Financial Guide
Tax Considerations for Investors

Insights Reports
The Challenge of Preparing for Retirement
Financial Planning After Retirement
The Roth IRA: A Review

Software Packages
T. Rowe Price Retirement Planning Analyzer/TM/ CD-ROM or diskette $19.95. To order, please call 1-800-541-5760. Also available on the Internet for $9.95.
T. Rowe Price Variable Annuity Analyzer/TM/ CD-ROM or diskette, free. To order, please call 1-800-469-5304.

T. Rowe Price Immediate Variable Annuity (Income Account)

* Both services described below are provided by T. Rowe Price Advisory Services, Inc., a federally registered investment advisor. The services involve costs.

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

For fund and account information or to conduct transactions, 24 hours, 7 days a week
By touch-tone telephone
Tele*Access 1-800-638-2587
By Account Access on the Internet
www.troweprice.com/access

For assistance with your existing fund account, call:
Shareholder Service Center
1-800-225-5132

To open a brokerage account or obtain information, call:
1-800-638-5660

For the hearing impaired, call:
1-800-367-0763

Internet address:
www.troweprice.com

Plan Account Lines for retirement plan participants:
The appropriate 800 number appears on your retirement account statement.

T. Rowe Price Associates
100 East Pratt Street
Baltimore, Maryland  21202

This report is authorized for distribution only to shareholders and to others who have received a copy of the prospectus appropriate to the fund or funds covered in this report.

Walk-In Investor Centers:
For directions, call 1-800-225-5132
or visit our Web site at
www.troweprice.com/investorcenters

Baltimore Area
Downtown
105 East Lombard Street
Owings Mills
Three Financial Center
4515 Painters Mill Road

Boston Area
386 Washington Street
Wellesley

Colorado Springs
2260 Briargate Parkway

Los Angeles Area
Warner Center
21800 Oxnard Street, Suite 270
Woodland Hills

San Francisco Area
1990 North California Boulevard
Suite 100
Walnut Creek

Tampa
4200 West Cypress Street
10th Floor

Washington, D.C.
900 17th Street N.W.
Farragut Square

[LOGO OF T. ROWE PRICE]

T. Rowe Price Investment Services, Inc., Distributor.